UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4133
RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota       55474

                      (Address of principal executive offices)                  (Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 09/30
Date of reporting period: 06/30

Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Portfolio of Investments
RiverSource Strategic Allocation Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (68.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.8%)
AeroVironment	7,240	(b,l)	$223,426
American Science & Engineering	3,320		229,478
Boeing	67,857	(l)	2,883,923
Ceradyne	35,224	(b,l)	622,056
Cubic	4,522	(l)	161,842
General Dynamics	70,484		3,904,109
Northrop Grumman	25,542		1,166,759
United Technologies	23,601		1,226,308

Total			10,417,901

Air Freight & Logistics (0.3%)
CH Robinson Worldwide	20,775	(l)	1,083,416
FedEx	49,578		2,757,529

Total			3,840,945

Airlines (0.2%)
Air France-KLM	14,656	(c,l)	187,961
Alaska Air Group	15,654	(b,l)	285,842
Allegiant Travel	7,850	(b,l)	311,174
AMR	26,112	(b)	104,970
Continental Airlines Cl B	16,004	(b,l)	141,795
Delta Air Lines	33,419	(b)	193,496
Deutsche Lufthansa	12,414	(c)	156,246
Hawaiian Holdings	49,146	(b)	295,859
Qantas Airways	17,440	(c)	28,233
Singapore Airlines	29,533	(c)	270,418
SkyWest	47,259		482,043
Southwest Airlines	17,792	(l)	119,740

Total			2,577,777

Auto Components (0.1%)
Aisin Seiki	2,300	(c)	49,701
Autoliv	13,913	(c,l)	400,276
Bridgestone	7,400	(c)	115,947
Cooper Tire & Rubber	31,715	(l)	314,613
DENSO	13,800	(c,l)	353,822
Exide Technologies	31,398	(b,l)	117,115
Goodyear Tire & Rubber	12,713	(b,l)	143,148
Michelin Series B	1,676	(c,l)	95,984
Spartan Motors	21,072		238,746

Total			1,829,352

Automobiles (0.6%)
BMW	10,477	(c,l)	395,606
BMW	2,043	(c)	49,508
Ford Motor	470,218	(b,l)	2,854,222
Fuji Heavy Inds	16,000	(c,l)	64,659
Harley-Davidson	51,703	(l)	838,106
Honda Motor	35,800	(c)	985,144
Nissan Motor	35,800	(c,l)	217,323

Issuer	Shares		Value(a)
Peugeot	4,088	(b,c,l)	107,916
Renault	6,028	(b,c)	222,704
Toyota Motor	56,300	(c)	2,129,671
Volkswagen	660	(c)	46,165
Yamaha Motor	8,800	(c)	97,782

Total			8,008,806

Beverages (1.8%)
Anheuser-Busch InBev	8,213	(c)	297,787
Brown-Forman Cl B	10,954		470,803
Coca-Cola	166,039		7,968,212
Coca-Cola Amatil	12,871	(c)	89,179
Coca-Cola Enterprises	35,652		593,606
Foster’s Group	57,217	(c)	237,014
Hansen Natural	2,356	(b)	72,612
Pepsi Bottling Group	14,379		486,585
PepsiCo	202,125		11,108,790
SABMiller	9,933	(c)	202,787

Total			21,527,375

Biotechnology (1.6%)
Amgen	246,544	(b)	13,052,039
Biogen Idec	30,364	(b)	1,370,935
Cephalon	23,015	(b,l)	1,303,800
CSL	13,854	(c)	358,122
Cubist Pharmaceuticals	14,347	(b)	262,981
Gilead Sciences	21,060	(b,l)	986,450
Isis Pharmaceuticals	25,688	(b,l)	423,852
Myriad Genetics	41,636	(b)	1,484,323
PDL BioPharma	29,338		231,770
Vertex Pharmaceuticals	5,933	(b,l)	211,452

Total			19,685,724

Building Products (0.1%)
American Woodmark	8,945		214,232
Apogee Enterprises	24,299	(l)	298,877
Compagnie de Saint-Gobain	4,036	(c,l)	135,797
Insteel Inds	21,773	(l)	179,410
Masco	13,813	(l)	132,329

Total			960,645

Capital Markets (1.6%)
3i Group	75,692	(c)	302,777
Bank of New York Mellon	89,697		2,629,019
Charles Schwab	35,462		622,003
Credit Suisse Group	7,059	(c)	323,490
Deutsche Bank	9,089	(c)	552,953
GFI Group	26,015		175,341
Goldman Sachs Group	19,879		2,930,961
Greenhill & Co	3,812	(l)	275,265
Morgan Stanley	305,575		8,711,944
MVC Capital	25,533		216,009
optionsXpress Holdings	4,765		74,000
State Street	43,605		2,058,156
Stifel Financial	7,672	(b,l)	368,946
SWS Group	24,611		343,816
T Rowe Price Group	2,293	(l)	95,549
TD Ameritrade Holding	3,249	(b)	56,987
UBS	5,669	(b,c)	69,622

Total			19,806,838

Issuer	Shares		Value(a)
Chemicals (1.0%)
Balchem	8,223		201,628
Calgon Carbon	14,240	(b)	197,794
CF Inds Holdings	11,341		840,822
Dow Chemical	307,888	(l)	4,969,312
Eastman Chemical	2,431	(l)	92,135
Innophos Holdings	12,261	(l)	207,088
Koninklijke DSM	6,704	(c)	210,810
LSB Inds	7,462	(b)	120,661
Mitsubishi Chemical Holdings	37,000	(c)	156,541
Mitsui Chemicals	34,000	(c,l)	108,411
Olin	12,230	(l)	145,415
OM Group	26,346	(b,l)	764,561
PPG Inds	25,942		1,138,854
Scotts Miracle-Gro Cl A	1,407		49,315
Shin-Etsu Chemical	5,300	(c)	245,872
Sigma-Aldrich	16,483		816,897
Solutia	34,027	(b)	195,996
Solvay	708	(c)	59,892
WR Grace & Co	92,306	(b)	1,141,825
Yara Intl	2,350	(c,l)	66,195

Total			11,730,024

Commercial Banks (2.6%)
Banca Monte dei Paschi di Siena	127,391	(c)	205,896
BancFirst	4,379	(l)	151,426
Banco Bilbao Vizcaya Argentaria	24,157	(c)	304,161
Banco Popolare	7,129	(b,c)	53,309
Banco Santander	80,215	(c)	969,614
Barclays	218,117	(c)	1,013,478
BB&T	73,481	(l)	1,615,113
BNP Paribas	15,213	(c,l)	992,038
Comerica	30,301		640,866
Commerzbank	8,125	(b,c,l)	50,132
Credit Agricole	17,568	(c,l)	220,263
Danske Bank	9,032	(b,c)	155,839
Dexia	11,690	(b,c,l)	89,237
DNB NOR	18,300	(b,c)	139,904
Fifth Third Bancorp	139,434	(l)	989,981
First Citizens BancShares Cl A	679		90,748
First Financial	5,392	(l)	170,279
First Financial Bankshares	5,898	(l)	297,023
First Horizon Natl	70,166		841,995
Hang Seng Bank	12,100	(c)	169,357
Huntington Bancshares	90,824		379,644
Intesa Sanpaolo	20,191	(c)	49,916
KBC Groep	1,319	(b,c)	24,255
KeyCorp	171,227		897,229
Lloyds Banking Group	348,130	(c)	401,272
Marshall & Ilsley	68,519	(l)	328,891
Natixis	25,919	(b,c)	50,445
Nordea Bank	33,383	(c,l)	265,458
Oversea-Chinese Banking	15,000	(c)	68,878
PNC Financial Services Group	128,124		4,972,493
Resona Holdings	4,600	(c,l)	64,496
Royal Bank of Scotland Group	410,654	(b,c)	260,978
Societe Generale	5,573	(c)	305,894
SunTrust Banks	114,041		1,875,975
SVB Financial Group	3,399	(b,l)	92,521

Issuer	Shares		Value(a)
Swedbank	33,841	(b,c)	197,950
Synovus Financial	50,689		151,560
TowneBank	11,858	(l)	166,012
Trustmark	8,704		168,161
UMB Financial	8,641		328,444
UniCredit	250,359	(c)	633,207
Unione di Banche Italiane	2,728	(c)	35,548
Wells Fargo & Co	453,372	(l)	10,998,806
Zions Bancorporation	6,268	(l)	72,458

Total			31,951,150

Commercial Services & Supplies (0.3%)
Brink’s	1,398		40,584
Dai Nippon Printing	20,000	(c)	273,908
GeoEye	5,108	(b,l)	120,344
Healthcare Services Group	10,443		186,721
Herman Miller	12,557		192,624
HNI	24,993		451,375
Kimball Intl Cl B	26,188	(l)	163,413
Republic Services	19,838		484,247
Rollins	13,681	(l)	236,818
RR Donnelley & Sons	37,144		431,613
Tetra Tech	4,277	(b,l)	122,536
United Stationers	11,088	(b,l)	386,749
Viad	11,734		202,059

Total			3,292,991

Communications Equipment (1.2%)
3Com	146,513	(b)	690,076
Airvana	35,552	(b,l)	226,466
ARRIS Group	37,231	(b,l)	452,729
Cisco Systems	208,136	(b)	3,879,656
Corning	218,069		3,502,188
Loral Space & Communications	5,535	(b)	142,526
Motorola	75,351	(l)	499,577
NETGEAR	25,103	(b)	361,734
Nokia	27,471	(c)	402,355
QUALCOMM	87,855		3,971,047
Starent Networks	6,388	(b,l)	155,931
Telefonaktiebolaget LM Ericsson Series B	21,629	(c,l)	213,198
Tellabs	31,430	(b)	180,094

Total			14,677,577

Computers & Peripherals (2.2%)
Adaptec	72,653	(b)	192,530
Dell	317,875	(b,l)	4,364,424
Electronics for Imaging	16,863	(b)	179,760
Hewlett-Packard	80,333		3,104,870
IBM	151,334	(l)	15,802,296
Lexmark Intl Cl A	73,528	(b,l)	1,165,419
NCR	14,423	(b)	170,624
Novatel Wireless	33,092	(b)	298,490
SanDisk	3,396	(b)	49,887
Seagate Technology	38,259	(c)	400,189
Teradata	14,764	(b)	345,921
Western Digital	22,825	(b)	604,863

Total			26,679,273

Issuer	Shares		Value(a)
Construction & Engineering (0.3%)
Dycom Inds	11,410	(b)	126,309
EMCOR Group	27,421	(b,l)	551,711
Fluor	21,023	(l)	1,078,269
Granite Construction	28,631	(l)	952,839
KBR	9,150		168,726
Michael Baker	5,757	(b)	243,867
Tutor Perini	53,533	(b,l)	929,333

Total			4,051,054

Construction Materials (0.1%)
CRH	7,795	(c)	179,155
Lafarge	1,576	(c,l)	107,223
Vulcan Materials	19,839	(l)	855,061

Total			1,141,439

Consumer Finance (0.3%)
Advance America Cash Advance Centers	16,799	(l)	74,420
American Express	53,875	(l)	1,252,055
Capital One Financial	66,833	(l)	1,462,305
Discover Financial Services	60,095		617,176
SLM	71,359	(b,l)	732,857

Total			4,138,813

Containers & Packaging (—%)
Rock-Tenn Cl A	7,861		299,976
Toyo Seikan Kaisha	6,100	(c,l)	129,094

Total			429,070

Distributors (—%)
Genuine Parts	11,703		392,753

Diversified Consumer Services (0.3%)
Apollo Group Cl A	35,008	(b)	2,489,769
Corinthian Colleges	37,360	(b,l)	632,505
H&R Block	40,326		694,817
Regis	9,501		165,412
Universal Technical Institute	11,627	(b,l)	173,591

Total			4,156,094

Diversified Financial Services (3.0%)
Bank of America	1,499,598		19,794,694
CIT Group	87,918		189,024
Citigroup	1,343,954	(l)	3,991,543
CME Group	2,592		806,397
Deutsche Boerse	1,409	(c)	109,591
Fortis	34,311	(b,c)	117,478
Groupe Bruxelles Lambert	1,450	(c)	106,289
ING Groep	33,683	(c)	341,231
Interactive Brokers Group Cl A	8,069	(b)	125,312
Investor Cl B	20,974	(c)	324,496
JPMorgan Chase & Co	312,259		10,651,154

Total			36,557,209

Diversified Telecommunication Services (2.0%)
AT&T	272,651		6,772,651
Belgacom	6,784	(c,l)	216,934
CenturyTel	33,335	(l)	1,023,385
Deutsche Telekom	46,712	(c,l)	550,260
Embarq	36,025		1,515,212
France Telecom	25,961	(c)	590,683

Issuer	Shares		Value(a)
Koninklijke (Royal) KPN	19,159	(c)	264,340
Nippon Telegraph & Telephone	4,400	(c)	179,238
Qwest Communications Intl	267,491	(l)	1,110,088
Shenandoah Telecommunications	9,024	(l)	183,097
SingTel	110,000	(c)	226,977
Swisscom	285	(c)	87,721
Telecom Italia	432,188	(c)	489,995
Telefonica	66,116	(c)	1,501,410
Telstra	75,205	(c)	205,170
Verizon Communications	305,249		9,380,301

Total			24,297,462

Electric Utilities (0.9%)
Cheung Kong Infrastructure Holdings	34,000	(c)	119,110
CLP Holdings	62,500	(c)	414,144
Edison Intl	28,960		911,082
Hawaiian Electric Inds	765	(l)	14,581
Hongkong Electric Holdings	79,500	(c)	441,641
ITC Holdings	3,445		156,265
Northeast Utilities	32,242		719,319
Pinnacle West Capital	4,607		138,901
Progress Energy	51,599		1,951,990
Southern	179,537		5,594,373
Terna — Rete Elettrica Nationale	18,680	(c)	62,297

Total			10,523,703

Electrical Equipment (0.3%)
Emerson Electric	71,831		2,327,324
Encore Wire	10,436	(l)	222,809
GrafTech Intl	62,889	(b,l)	711,275
Vestas Wind Systems	1,490	(b,c)	106,944

Total			3,368,352

Electronic Equipment, Instruments & Components (0.7%)
Anixter Intl	22,898	(b,l)	860,736
Arrow Electronics	17,058	(b)	362,312
Avnet	18,443	(b)	387,856
Benchmark Electronics	79,098	(b)	1,139,010
FLIR Systems	12,380	(b,l)	279,293
FUJIFILM Holdings	10,600	(c)	337,430
Hitachi	8,000	(c)	24,903
Ingram Micro Cl A	12,895	(b)	225,663
Insight Enterprises	43,532	(b)	420,519
Jabil Circuit	99,964		741,733
Kyocera	3,800	(c)	285,356
Methode Electronics	37,853		265,728
Murata Mfg	5,600	(c)	239,067
Plexus	12,331	(b)	252,292
Sanmina-SCI	163,747	(b)	72,049
SYNNEX	15,622	(b,l)	390,394
TDK	2,800	(c)	131,478
Tyco Electronics	121,888	(c,l)	2,265,897

Total			8,681,716

Energy Equipment & Services (1.1%)
AMEC	4,079	(c)	43,949
Baker Hughes	43,146		1,572,240
Basic Energy Services	37,370	(b)	255,237
BJ Services	14,083		191,951
Complete Production Services	25,315	(b)	161,003

Issuer	Shares		Value(a)
Diamond Offshore Drilling	10,512	(l)	873,022
ENSCO Intl	49,102		1,712,187
GulfMark Offshore	11,330	(b,l)	312,708
Halliburton	62,034		1,284,104
Helmerich & Payne	7,894		243,688
Lufkin Inds	6,208		261,046
Nabors Inds	55,469	(b,c,l)	864,207
Natl Oilwell Varco	58,550	(b)	1,912,243
Noble	20,905	(l)	632,376
Oil States Intl	5,206	(b)	126,037
Parker Drilling	159,731	(b,l)	693,233
Patterson-UTI Energy	15,164	(l)	195,009
Pioneer Drilling	28,315	(b,l)	135,629
Rowan Companies	15,438	(l)	298,262
SEACOR Holdings	1,292	(b,l)	97,210
Smith Intl	23,301		600,001
Tidewater	7,370	(l)	315,952
Unit	3,188	(b)	87,893
Weatherford Intl	15,557	(b,c)	304,295
Willbros Group	10,589	(b,l)	132,468

Total			13,305,950

Food & Staples Retailing (2.1%)
Carrefour	2,291	(c)	98,245
Casey’s General Stores	24,391		626,605
Colruyt	688	(c,l)	157,169
Delhaize Group	2,070	(c)	145,731
Ingles Markets Cl A	11,854		180,655
J Sainsbury	21,372	(c)	110,357
Koninklijke Ahold	22,267	(c)	256,695
Nash Finch	6,005	(l)	162,495
Pantry	11,046	(b)	183,364
Safeway	76,342		1,555,087
Seven & I Holdings	3,200	(c)	75,068
SUPERVALU	54,744		708,935
SYSCO	31,684		712,256
Walgreen	58,339		1,715,166
Wal-Mart Stores	367,850		17,818,653
Whole Foods Market	2,108	(l)	40,010
Winn-Dixie Stores	29,796	(b,l)	373,642
Woolworths	34,006	(c)	721,289

Total			25,641,422

Food Products (1.0%)
Archer-Daniels-Midland	58,649		1,570,034
Bunge	9,334	(l)	562,374
Cal-Maine Foods	14,818	(l)	369,857
ConAgra Foods	23,402		446,042
Darling Intl	29,087	(b)	191,974
Dean Foods	35,463	(b)	680,535
Diamond Foods	8,116		226,436
Flowers Foods	8,167	(l)	178,367
Fresh Del Monte Produce	15,809	(b,c)	257,054
General Mills	39,124		2,191,727
Green Mountain Coffee Roasters	6,806	(b,l)	402,341
Hershey	4,033		145,188
J&J Snack Foods	6,782	(l)	243,474
JM Smucker	15,165		737,929
Kellogg	2,722		126,764
Lance	10,757		248,809

Issuer	Shares		Value(a)
Nestlé	15,462	(c)	583,955
Nippon Meat Packers	3,000	(c,l)	37,781
Nisshin Seifun Group	9,000	(c)	106,959
Ralcorp Holdings	11,592	(b,l)	706,185
Sanderson Farms	5,708	(l)	256,860
Sara Lee	70,119		684,361
TreeHouse Foods	7,410	(b,l)	213,186
Unilever	34,395	(c)	821,926

Total			11,990,118

Gas Utilities (0.2%)
Atmos Energy	3,020		75,621
Hong Kong & China Gas	95,000	(c)	199,426
Laclede Group	9,666		320,235
New Jersey Resources	23,305		863,216
Nicor	9,005		311,753
Osaka Gas	37,000	(c)	117,968
Piedmont Natural Gas	5,335		128,627
Questar	19,244		597,719
Tokyo Gas	21,000	(c)	75,041

Total			2,689,606

Health Care Equipment & Supplies (0.5%)
Becton Dickinson & Co	19,378		1,381,845
CR Bard	10,265	(l)	764,229
Greatbatch	9,082	(b,l)	205,344
ICU Medical	4,261	(b)	175,340
Medtronic	27,495		959,301
NuVasive	15,124	(b,l)	674,530
STERIS	16,926	(l)	441,430
Synthes	700		67,702
Teleflex	1,017	(l)	45,592
Thoratec	27,761	(b,l)	743,440
Varian Medical Systems	18,506	(b,l)	650,301
Volcano	6,697	(b,l)	93,624

Total			6,202,678

Health Care Providers & Services (1.9%)
Aetna	35,867		898,468
AMERIGROUP	25,451	(b)	683,359
Cardinal Health	49,996		1,527,378
Chemed	3,383	(l)	133,561
CIGNA	132,531		3,192,672
Coventry Health Care	19,004	(b)	355,565
DaVita	20,031	(b)	990,733
Emergency Medical Services Cl A	5,950	(b)	219,079
Fresenius Medical Care & Co	2,853	(c,l)	128,399
Gentiva Health Services	9,631	(b,l)	158,526
Health Net	12,350	(b)	192,043
HealthSpring	45,645	(b)	495,705
HMS Holdings	6,090	(b,l)	247,985
Humana	17,810	(b)	574,551
Kindred Healthcare	39,611	(b)	489,988
Landauer	2,775	(l)	170,219
LHC Group	4,106	(b,l)	91,194
Magellan Health Services	36,736	(b)	1,205,676
McKesson	29,426		1,294,744
Molina Healthcare	20,523	(b,l)	490,910
Omnicare	8,523		219,552
Quest Diagnostics	56,890		3,210,303

Issuer	Shares		Value(a)
Triple-S Management Cl B	10,212	(b,c,l)	159,205
UnitedHealth Group	256,090		6,397,127
Universal American Financial	17,756	(b)	154,832
Universal Health Services Cl B	1,330		64,971

Total			23,746,745

Health Care Technology (0.1%)
Allscripts-Misys Healthcare Solutions	32,114	(l)	509,329
Cerner	1,598	(b,l)	99,539
Computer Programs & Systems	4,052	(l)	155,232

Total			764,100

Hotels, Restaurants & Leisure (2.0%)
Bob Evans Farms	7,532		216,470
California Pizza Kitchen	12,005	(b,l)	159,546
Compass Group	14,674	(c)	82,820
Intl Game Technology	10,523		167,316
Ladbrokes	10,478	(c)	31,749
McDonald’s	397,391		22,846,009
Starbucks	11,032	(b,l)	153,234
Wyndham Worldwide	43,405		526,069

Total			24,183,213

Household Durables (0.3%)
American Greetings Cl A	28,988	(l)	338,580
Berkeley Group Holdings Unit	2,517	(b,c)	33,363
Black & Decker	11,058		316,922
Centex	37,535		317,546
DR Horton	4,979		46,603
Electrolux Series B	4,105	(b,c)	57,460
Garmin	8,209	(c,l)	195,538
KB Home	17,276	(l)	236,336
Leggett & Platt	29,138		443,772
Lennar Cl A	3,528		34,186
Natl Presto Inds	3,955		300,976
NVR	427	(b)	214,521
Panasonic	7,100	(c)	95,680
Pulte Homes	36,140	(l)	319,116
Sony	1,300	(c)	33,925
Whirlpool	20,660	(l)	879,289

Total			3,863,813

Household Products (2.7%)
Clorox	42,598		2,378,246
Colgate-Palmolive	56,660	(l)	4,008,128
Procter & Gamble	513,324		26,230,857

Total			32,617,231

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group	37,222		989,361
Mirant	2,769	(b)	43,584

Total			1,032,945

Industrial Conglomerates (1.0%)
General Electric	809,302		9,485,019
Hutchison Whampoa	32,000	(c)	208,169
Orkla	10,200	(c)	74,209
Seaboard	382		428,604
Textron	36,820		355,681

Issuer	Shares		Value(a)
Tomkins	19,114	(c)	46,619
Tyco Intl	50,645	(c)	1,315,757

Total			11,914,058

Insurance (4.0%)
ACE	30,147	(c)	1,333,402
Aegon	38,590	(c)	238,903
AFLAC	40,973		1,273,851
Allied World Assurance Holdings	5,675	(c)	231,710
Allstate	319,184		7,788,089
Ambac Financial Group	69,708	(l)	64,131
American Financial Group	10,682		230,518
American Intl Group	255,171		295,998
Amerisafe	16,055	(b,l)	249,816
Aon	67,134		2,542,365
Arch Capital Group	2,799	(b,c,l)	163,965
Aspen Insurance Holdings	40,291	(c)	900,101
Assurant	21,768		524,391
AXA	7,565	(c)	143,177
Axis Capital Holdings	14,173	(c)	371,049
Chubb	39,991		1,594,841
Cincinnati Financial	21,219	(l)	474,245
CNA Surety	9,535	(b)	128,627
CNP Assurances	1,109	(c)	106,105
Employers Holdings	28,246	(l)	382,733
Endurance Specialty Holdings	6,363	(c)	186,436
Everest Re Group	4,688	(c)	335,520
Genworth Financial Cl A	172,028		1,202,476
Hartford Financial Services Group	82,337	(l)	977,340
HCC Insurance Holdings	15,300		367,353
Horace Mann Educators	27,457		273,746
IPC Holdings	23,171	(c)	633,495
Lincoln Natl	55,574		956,429
Marsh & McLennan Companies	33,812		680,636
MBIA	35,235	(b,l)	152,568
MetLife	155,882		4,678,018
Montpelier Re Holdings	37,569	(c)	499,292
Odyssey Re Holdings	19,628	(l)	784,727
Old Mutual	79,967	(c)	106,781
PartnerRe	2,738	(c,l)	177,833
Platinum Underwriters Holdings	39,724	(c,l)	1,135,709
Principal Financial Group	79,053		1,489,359
Progressive	193,927	(b)	2,930,236
Prudential Financial	42,507		1,582,111
QBE Insurance Group	15,752	(c)	252,002
RenaissanceRe Holdings	6,045	(c)	281,334
RLI	10,171	(l)	455,661
Safety Insurance Group	8,723	(l)	266,575
SCOR	10,398	(c)	213,633
Standard Life	42,578	(c)	130,762
Torchmark	26,431	(l)	979,004
Travelers Companies	151,660		6,224,125
Unum Group	54,160		858,978
Validus Holdings	30,582	(c,l)	672,192
WR Berkley	7,628		163,773
XL Capital Cl A	25,797	(c)	295,634
Zenith Natl Insurance	17,815		387,298

Total			49,369,053

Issuer	Shares		Value(a)
Internet & Catalog Retail (0.1%)
Home Retail Group	64,581	(c)	277,188
NetFlix	5,318	(b,l)	219,846
NutriSystem	30,329	(l)	439,771
PetMed Express	12,667	(b,l)	190,385

Total			1,127,190

Internet Software & Services (0.1%)
EarthLink	87,234	(b,l)	646,405
ModusLink Global Solutions	38,311	(b,l)	262,813
VistaPrint	3,094	(b,c,l)	131,959

Total			1,041,177

IT Services (0.6%)
Affiliated Computer Services Cl A	4,169	(b)	185,187
Alliance Data Systems	1,892	(b,l)	77,931
Automatic Data Processing	72,476		2,568,550
Computer Sciences	38,157	(b)	1,690,355
CSG Systems Intl	21,584	(b)	285,772
ManTech Intl Cl A	5,572	(b)	239,819
MAXIMUS	2,454	(l)	101,228
NCI Cl A	7,785	(b,l)	236,820
Paychex	31,027	(l)	781,880
SAIC	14,238	(b)	264,115
Total System Services	24,529		328,443
VeriFone Holdings	11,475	(b)	86,177

Total			6,846,277

Leisure Equipment & Products (0.1%)
Brunswick	25,965	(l)	112,169
Eastman Kodak	59,979	(l)	177,538
Hasbro	6,074		147,234
JAKKS Pacific	36,316	(b,l)	465,934
Mattel	32,311		518,592
Nikon	3,000	(c)	51,915
Polaris Inds	4,837	(l)	155,364
Sankyo	600	(c)	32,014

Total			1,660,760

Life Sciences Tools & Services (—%)
Lonza Group	572	(c)	56,914

Machinery (0.9%)
AGCO	3,616	(b,l)	105,117
Chart Inds	9,758	(b)	177,400
Cummins	38,067		1,340,339
Dover	4,419		146,225
Eaton	23,449		1,046,060
Force Protection	48,446	(b)	428,263
Illinois Tool Works	46,689		1,743,367
Ingersoll-Rand	105,538	(c)	2,205,743
Komatsu	9,800	(c)	151,347
Manitowoc	21,656	(l)	113,911
Mueller Inds	49,134		1,021,987
NACCO Inds Cl A	3,458	(l)	99,314
PACCAR	27,098	(l)	880,956
Parker Hannifin	17,158		737,108
SMC	1,400	(c)	150,363
Terex	6,383	(b)	77,043
Timken	10,597		180,997
Vallourec	1,302	(c)	159,135
Wabtec	10,370	(l)	333,603

Total			11,098,278

Issuer	Shares		Value(a)
Marine (0.1%)
A P Moller — Maersk Series B	38	(c,l)	227,712
Genco Shipping & Trading	4,675	(l)	101,541
Mitsui OSK Lines	21,000	(c)	135,744
Neptune Orient Lines	114,000	(c,l)	115,747
Nippon Yusen Kabushiki Kaisha	24,000	(c)	103,375
Orient Overseas Intl	39,000	(c)	165,496

Total			849,615

Media (0.4%)
CBS Cl B	163,996	(l)	1,134,852
DIRECTV Group	60,784	(b,l)	1,501,972
DreamWorks Animation SKG Cl A	1,340	(b)	36,971
Gannett	5,861		20,924
Liberty Entertainment Series A	5,138	(b,n)	137,442
New York Times Cl A	62,001	(l)	341,626
News Corp Cl A	164,312		1,496,882
Vivendi	8,534	(c)	204,841

Total			4,875,510

Metals & Mining (1.2%)
AK Steel Holding	4,991		95,777
Alcoa	129,295	(l)	1,335,617
Allegheny Technologies	23,275		812,996
AM Castle & Co	21,712	(l)	262,281
ArcelorMittal	10,365	(c)	342,996
BHP Billiton	24,256	(c)	664,348
BlueScope Steel	27,032	(c)	54,799
Brush Engineered Materials	9,182	(b,l)	153,799
Cliffs Natural Resources	5,532		135,368
Commercial Metals	19,308		309,507
Freeport-McMoRan Copper & Gold	51,382		2,574,753
Horsehead Holding	49,167	(b,l)	366,294
Kaiser Aluminum	7,131		256,074
Mitsui Mining & Smelting	13,000	(b,c,l)	33,572
Newcrest Mining	6,956	(c)	169,971
Newmont Mining	26,045		1,064,459
Norsk Hydro	47,700	(b,c)	245,909
Nucor	41,150		1,828,296
Olympic Steel	10,976		268,583
Outokumpu	4,195	(c)	72,489
Rautaruukki	5,154	(c,l)	103,371
Reliance Steel & Aluminum	7,856	(l)	301,592
Rio Tinto	2,065	(c)	86,236
Royal Gold	8,090	(l)	337,353
RTI Intl Metals	14,108	(b,l)	249,288
Salzgitter	1,912	(c,l)	168,734
SSAB Svenskt Stal Series B	12,100	(c)	130,719
United States Steel	35,525	(l)	1,269,664
Worthington Inds	31,523		403,179
Xstrata	20,641	(c)	224,305

Total			14,322,329

Multiline Retail (0.6%)
Dillard’s Cl A	33,415	(l)	307,418
Dollar Tree	4,854	(b)	204,353
Family Dollar Stores	65,100	(l)	1,842,330

Issuer	Shares		Value(a)
Fred’s Cl A	4,555	(l)	57,393
JC Penney	21,662		621,916
Kohl’s	60,497	(b)	2,586,248
Macy’s	37,613		442,329
Next	3,870	(c)	93,752
Nordstrom	2,719	(l)	54,081
Sears Holdings	12,939	(b,l)	860,702

Total			7,070,522

Multi-Utilities (0.7%)
AGL Energy	21,365	(c)	231,143
CH Energy Group	4,849		226,448
Consolidated Edison	59,283	(l)	2,218,370
DTE Energy	3,367		107,744
GDF Suez	6,825	(c)	255,465
PG&E	111,189	(l)	4,274,106
SCANA	22,689		736,712
Xcel Energy	55,974		1,030,481

Total			9,080,469

Office Electronics (0.1%)
Canon	13,000	(c)	424,742
Ricoh	24,000	(c)	309,253
Xerox	96,127		622,903

Total			1,356,898

Oil, Gas & Consumable Fuels (7.0%)
Anadarko Petroleum	69,390	(l)	3,149,612
Apache	15,723		1,134,414
BP	87,177	(c)	688,773
Chevron	599,952		39,746,821
Cimarex Energy	2,536	(l)	71,870
ConocoPhillips	173,564		7,300,102
Eni	56,582	(c)	1,341,907
Frontier Oil	12,500		163,875
Frontline	2,477	(c,l)	60,340
Hess	39,800		2,139,250
Marathon Oil	124,506		3,751,366
Massey Energy	14,006		273,677
McMoRan Exploration	27,070	(b)	161,337
Murphy Oil	39,192		2,128,909
Neste Oil	2,238	(c)	31,142
Nippon Mining Holdings	20,000	(c)	103,377
Nippon Oil	12,000	(c)	70,681
Nordic American Tanker Shipping	8,287	(c,l)	263,692
Occidental Petroleum	167,219	(l)	11,004,682
OMV	1,207	(c)	45,375
Origin Energy	21,264	(c)	250,308
Overseas Shipholding Group	1,323	(l)	45,035
Peabody Energy	37,501		1,131,030
Pioneer Natural Resources	663	(l)	16,907
Range Resources	8,192		339,231
Repsol YPF	20,016	(c)	448,038
Rosetta Resources	9,897	(b)	86,599
Royal Dutch Shell Series A	57,224	(c)	1,435,251
Royal Dutch Shell Series B	41,367	(c)	1,041,305
Santos	9,097	(c)	106,559
Spectra Energy	68,243		1,154,672
St. Mary Land & Exploration	5,535		115,515
Stone Energy	10,085	(b)	74,831

Issuer	Shares		Value(a)
Sunoco	53,679	(l)	1,245,353
Swift Energy	16,676	(b,l)	277,655
Tesoro	68,522	(l)	872,285
USEC	52,764	(b,l)	280,704
Valero Energy	113,641		1,919,396
Western Refining	23,948	(b,l)	169,073
Williams Companies	59,090		922,395
Woodside Petroleum	2,099	(c)	72,494
World Fuel Services	12,553	(l)	517,560

Total			86,153,398

Paper & Forest Products (0.1%)
Crown Paper Escrow	705,000	(b,h)	1
Intl Paper	16,992		257,088
Nippon Paper Group	2,800	(c,l)	72,453
Oji Paper	12,000	(c)	51,571
Stora Enso Series R	39,102	(b,c,l)	206,824
Svenska Cellulosa Series B	20,356	(c)	214,439
UPM-Kymmene	8,672	(c)	75,676
Wausau Paper	11,812	(l)	79,377

Total			957,429

Personal Products (—%)
Chattem	2,493	(b)	169,773

Pharmaceuticals (7.9%)
Allergan	4,618		219,724
Astellas Pharma	3,100	(c)	109,496
AstraZeneca	27,044	(c)	1,192,293
Auxilium Pharmaceuticals	10,851	(b)	340,504
Bristol-Myers Squibb	404,134		8,207,962
Eisai	1,100	(c)	39,066
Eli Lilly & Co	13,705	(l)	474,741
Forest Laboratories	74,119	(b)	1,861,128
GlaxoSmithKline	61,511	(c)	1,086,357
Johnson & Johnson	548,984		31,182,291
King Pharmaceuticals	93,211	(b)	897,622
Merck & Co	365,776		10,227,097
Mitsubishi Tanabe Pharma	8,000	(c,l)	91,933
Myriad Pharmaceuticals	10,409	(b)	48,402
Novartis	17,866	(c)	727,443
Par Pharmaceutical Companies	7,675	(b)	116,276
Pfizer	2,061,732	(l)	30,925,980
Sanofi-Aventis	12,165	(c)	718,798
Schering-Plough	279,495		7,020,914
Shire	10,705	(c)	147,731
Takeda Pharmaceutical	3,100	(c)	120,559
Valeant Pharmaceuticals Intl	23,069	(b,l)	593,335
ViroPharma	35,894	(b)	212,851

Total			96,562,503

Professional Services (0.2%)
Administaff	14,442	(l)	336,065
Experian	23,914	(c)	179,317
Heidrick & Struggles Intl	17,510	(l)	319,558
Huron Consulting Group	4,999	(b,l)	231,104
ICF Intl	7,950	(b)	219,341
Kelly Services Cl A	12,231		133,929
Korn/Ferry Intl	21,141	(b,l)	224,940
Manpower	5,114	(l)	216,527
TrueBlue	49,846	(b)	418,706

Total			2,279,487

Issuer	Shares		Value(a)
Real Estate Investment Trusts (REITs) (0.1%)
Annaly Capital Management	9,027		136,669
Capstead Mtge	25,025		318,067
CFS Retail Property Trust	36,617	(c)	48,498
Corio	1,208	(c)	58,912
Dexus Property Group	135,317	(c)	81,394
Getty Realty	5,032	(l)	94,954
GPT Group	290,500	(c)	113,650
Liberty Intl	932	(c)	6,109
Liberty Property Trust	1,646		37,924
Link REIT	70,000	(c)	148,775
Stockland	67,739	(c)	174,691
Vornado Realty Trust	24	(l)	1,069

Total			1,220,712

Real Estate Management & Development (0.1%)
Avatar Holdings	9,128	(b)	165,856
Cheung Kong Holdings	53,000	(c)	606,020
Sun Hung Kai Properties	37,000	(c)	459,468
Swire Pacific Series A	18,000	(c)	180,686

Total			1,412,030

Road & Rail (0.3%)
Arkansas Best	33,834	(l)	891,526
Genesee & Wyoming Cl A	2,123	(b)	56,281
MTR	34,225	(c)	102,245
Nippon Express	10,000	(c)	45,409
Norfolk Southern	43,209		1,627,683
Ryder System	15,610	(l)	435,831
Saia	7,377	(b,l)	132,860

Total			3,291,835

Semiconductors & Semiconductor Equipment (1.4%)
Amkor Technology	127,809	(b,l)	604,537
ASML Holding	6,779	(c)	146,929
Intel	837,079		13,853,656
Lam Research	10,590	(b,l)	275,340
Linear Technology	8,871	(l)	207,138
MEMC Electronic Materials	42,794	(b)	762,161
MKS Instruments	15,731	(b,l)	207,492
NVIDIA	5,636	(b,l)	63,630
OmniVision Technologies	25,478	(b)	264,716
Rohm	2,700	(c)	196,984
Sigma Designs	18,961	(b)	304,134
Silicon Image	89,105	(b)	204,942
SUMCO	9,900	(c,l)	140,687
Xilinx	15,315	(l)	313,345
Zoran	24,895	(b)	271,356

Total			17,817,047

Software (2.1%)
Autodesk	31,288	(b)	593,846
Concur Technologies	7,465	(b,l)	232,012
EPIQ Systems	7,781	(b,l)	119,438
Intuit	78,250	(b,l)	2,203,520
Macrovision Solutions	12,010	(b)	261,938
Microsoft	384,152		9,131,293

Issuer	Shares		Value(a)
Nintendo	600	(c)	166,096
Oracle	480,129		10,284,364
Pegasystems	6,231		164,374
Red Hat	4,099	(b)	82,513
SAP	3,301	(c,l)	132,761
Symantec	107,721	(b)	1,676,139
Take-Two Interactive Software	44,684		423,157
TeleCommunication Systems Cl A	21,826	(b)	155,183

Total			25,626,634

Specialty Retail (3.4%)
Aaron Rents	3,141	(l)	93,665
Abercrombie & Fitch Cl A	35,730	(l)	907,185
American Eagle Outfitters	13,269	(l)	188,022
Asbury Automotive Group	21,138		216,453
AutoNation	39,013	(b)	676,876
AutoZone	8,350	(b,l)	1,261,769
Bed Bath & Beyond	41,623	(b,l)	1,279,907
Best Buy	46,100		1,543,889
Big 5 Sporting Goods	11,896		131,570
Blockbuster Cl A	183,781	(b,l)	121,295
Brown Shoe	22,805	(l)	165,108
Cabela’s	9,465	(b,l)	116,420
Cato Cl A	12,036	(l)	209,908
Charlotte Russe Holding	15,582	(b)	200,696
Chico’s FAS	63,219	(b,l)	615,121
Children’s Place Retail Stores	8,601	(b,l)	227,324
Christopher & Banks	23,151		155,343
Collective Brands	21,460	(b)	312,672
Dress Barn	28,050	(b,l)	401,115
Finish Line Cl A	19,908		147,717
Foot Locker	27,512		288,051
Gap	118,346	(l)	1,940,874
Genesco	9,454	(b)	177,452
Group 1 Automotive	15,353	(l)	399,485
Hennes & Mauritz Series B	3,695	(c)	184,612
Home Depot	687,082		16,235,747
Hot Topic	49,641	(b,l)	362,876
Inditex	5,137	(c)	247,219
Jo-Ann Stores	7,934	(b)	163,996
Jos A Bank Clothiers	9,086	(b,l)	313,104
Kingfisher	146,481	(c)	429,703
Limited Brands	50,886	(l)	609,105
Lowe’s Companies	227,606		4,417,831
Men’s Wearhouse	34,444		660,636
Monro Muffler Brake	6,985		179,584
Office Depot	20,668	(b)	94,246
O’Reilly Automotive	40,078	(b,l)	1,526,170
Pacific Sunwear of California	37,283	(b)	125,644
PetSmart	14,160		303,874
RadioShack	53,579	(l)	747,963
Rent-A-Center	21,953	(b)	391,422
Ross Stores	1,130	(l)	43,618
Sherwin-Williams	47,386		2,546,998
Sonic Automotive Cl A	18,338	(l)	186,314
Stage Stores	19,591	(l)	217,460
Wet Seal Cl A	69,485	(b)	213,319

Total			41,979,358

Issuer	Shares		Value(a)
Textiles, Apparel & Luxury Goods (0.4%)
Carter’s	22,228	(b)	547,031
Coach	36,656		985,313
Hermes Intl	419	(c,l)	58,335
Jones Apparel Group	19,234		206,381
Liz Claiborne	57,152	(l)	164,598
Nike Cl B	28,173		1,458,797
Skechers USA Cl A	24,292	(b,l)	237,333
Steven Madden	8,314	(b)	211,591
VF	15,279		845,693

Total			4,715,072

Thrifts & Mortgage Finance (0.3%)
Capitol Federal Financial	369		14,144
Fannie Mae	383,484	(l)	222,421
First Niagara Financial Group	26,525		302,916
Freddie Mac	257,610	(b,l)	159,718
MGIC Investment	33,279	(l)	146,428
Ocwen Financial	33,752	(b,l)	437,763
People’s United Financial	128,658		1,935,016

Total			3,218,406

Tobacco (0.2%)
British American Tobacco	18,384	(c)	507,414
Lorillard	27,405		1,857,237

Total			2,364,651

Trading Companies & Distributors (0.2%)
Beacon Roofing Supply	19,248	(b)	278,326
Fastenal	14,434		478,776
Mitsubishi	5,500	(c)	101,519
Sojitz	85,600	(c,l)	187,770
Sumitomo	33,400	(c)	339,589
Watsco	1,617		79,120
WESCO Intl	8,042	(b)	201,372
Wolseley	5,786	(b,c)	110,750
WW Grainger	12,141	(l)	994,104

Total			2,771,326

Transportation Infrastructure (—%)
Macquarie Airports	29,109	(c)	54,102
Macquarie Infrastructure Group	48,861	(c)	56,155

Total			110,257

Water Utilities (—%)
Aqua America	11,057	(l)	197,920
California Water Service Group	6,744	(l)	248,449

Total			446,369

Wireless Telecommunication Services (0.3%)
KDDI	33	(c)	175,145
NTT DoCoMo	120	(c)	175,562
Sprint Nextel	468,405	(b)	2,253,028
USA Mobility	27,479	(l)	350,632
Vodafone Group	533,450	(c)	1,037,403

Total			3,991,770

Total Common Stocks

(Cost: $1,073,807,892)			$836,518,971

Preferred Stocks & Other (—%)

Issuer	Shares		Value(a)
Commercial Banks (—%)
Unione di Banche Italiane (European Monetary Unit) Rights	2,728	(c)	$186
Unione di Banche Italiane (European Monetary Unit) Warrants	2,728	(c,h)	210

Total			396

Electric
BBI EPS
4.29% Cv	2,324	(b,c)	192

Marine (—%)
Neptune Orient Lines Rights	85,499	(c)	10,332
Total Preferred Stocks & Other

(Cost: $2,587)			$10,920

Bonds (30.3%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Foreign Local Government (—%)(c)
New South Wales Treasury (Australian Dollar)
05-01-12	6.00%	$300,000		$247,734

Sovereign (1.5%)(c)
Bundesrepublik Deutschland (European Monetary Unit)
07-04-14	4.25	1,200,000		1,815,369
01-04-18	4.00	2,100,000		3,108,699
07-04-34	4.75	700,000		1,045,709
Govt of Japan (Japanese Yen)
03-20-14	0.90	875,000,000		9,176,933
12-20-23	1.80	170,000,000		1,774,392
03-20-29	2.10	105,000,000		1,097,488
Hellenic Republic (European Monetary Unit)
03-20-12	4.30	700,000		1,018,980
Russian Federation
03-31-30	7.50	23,040	(d)	22,666

Total				19,060,236

U.S. Government Obligations & Agencies (15.2%)
Federal Farm Credit Bank
10-17-12	4.50	75,000		80,714
Federal Home Loan Mtge Corp
07-17-15	4.38	9,665,000		10,313,937
04-16-37	6.00	3,730,000		3,785,073
Federal Natl Mtge Assn
05-18-12	4.88	3,755,000		4,076,000
01-02-14	5.13	2,124,000		2,162,975
04-15-15	5.00	3,100,000		3,394,432
10-15-15	4.38	2,195,000		2,319,836
U.S. Treasury
05-31-14	2.25	4,630,000		4,567,773
06-30-14	2.63	1,625,000	(e)	1,630,086
06-30-14	2.63	4,215,000		4,228,193

	Coupon	Principal
Issuer	rate	amount		Value(a)
02-15-15	4.00	5,570,000		5,917,691
04-30-16	2.63	6,000,000		5,801,250
02-15-17	4.63	10,800,000		11,750,908
02-15-19	2.75	1,100,000		1,030,216
05-15-19	3.13	10,005,000		9,676,736
02-15-26	6.00	1,950,000		2,351,883
02-15-29	5.25	10,705,000		12,039,785
02-15-39	3.50	3,650,000		3,156,119
U.S. Treasury Inflation-Indexed Bond
04-15-10	0.88	7,946,101	(p)	7,946,736
01-15-12	3.38	18,012,300	(p)	19,145,282
07-15-12	3.00	10,673,010	(p)	11,307,578
01-15-14	2.00	11,147,254	(p)	11,402,533
01-15-15	1.63	10,301,281	(p)	10,253,815
01-15-17	2.38	10,340,492	(p)	10,790,581
01-15-26	2.00	10,205,755	(p)	9,992,904
01-15-27	2.38	17,366,317	(p)	17,981,087

Total				187,104,123

Asset-Backed (0.2%)
AmeriCredit Automobile Receivables Trust Series 2008-AF Cl A3 (FSA)
12-12-12	5.68	1,000,000	(j)	1,009,192
Capital Auto Receivables Asset Trust Series 2006-SN1A Cl A4B
03-20-10	0.43	157,041	(d,i)	157,041
Capital Auto Receivables Asset Trust Series 2006-SN1A Cl D
04-20-11	6.15	500,000	(d)	496,852
Natl Collegiate Student Loan Trust Collateralized Mtge Obligation Interest Only Series 2006-2 Cl AIO
08-25-11	20.02	800,000	(o)	76,000
Natl Collegiate Student Loan Trust Collateralized Mtge Obligation Interest Only Series 2006-3 Cl AIO
01-25-12	5.88	1,500,000	(o)	234,141
Triad Auto Receivables Owner Trust Series 2007-B Cl A3A (FSA)
10-12-12	5.24	220,000	(j)	201,654

Total				2,174,880

Commercial Mortgage-Backed (0.8%)(f)
Bear Stearns Commercial Mtge Securities Series 2004-PWR5 Cl A3
07-11-42	4.57	700,000		654,733
CDC Commercial Mtge Trust Series 2002-FX1 Cl A2
11-15-30	5.68	1,000,000		1,023,779
Citigroup Commercial Mtge Trust Series 2006-C5 Cl A4
10-15-49	5.43	350,000		279,930
Citigroup/Deutsche Bank Commercial Mtge Trust Series 2005-CD1 Cl ASB
07-15-44	5.23	175,000		170,038
Commercial Mtge Pass-Through Ctfs Series 2004-LB3A Cl A3
07-10-37	5.09	331,000		314,179

	Coupon	Principal
Issuer	rate	amount		Value(a)
Commercial Mtge Pass-Through Ctfs Series 2004-LB3A Cl A4
07-10-37	5.23	450,000		405,095
Commercial Mtge Pass-Through Ctfs Series 2006-CN2A Cl BFL
02-05-19	0.63	175,000	(d,i)	87,325
CS First Boston Mtge Securities Series 2005-C4 Cl A1
08-15-38	4.77	200,840		201,452
Federal Natl Mtge Assn #735029
09-01-13	5.32	350,523		368,401
GE Capital Commercial Mtge Series 2005-C1 Cl A5
06-10-48	4.77	400,000		327,623
General Electric Capital Assurance Series 2003-1 Cl A3
05-12-35	4.77	16,598	(d)	16,572
General Electric Capital Assurance Series 2003-1 Cl A4
05-12-35	5.25	350,000	(d)	335,945
Greenwich Capital Commercial Funding Series 2004-GG1 Cl A5
06-10-36	4.88	200,000		193,098
GS Mtge Securities II Series 2006-GG6 Cl A4
04-10-38	5.55	450,000		370,604
GS Mtge Securities II Series 2007-EOP Cl J
03-06-20	1.17	950,000	(d,i)	617,030
GS Mtge Securities II Series 2007-GG10 Cl F
08-10-45	5.81	625,000		85,425
JPMorgan Chase Commercial Mtge Securities Series 2003-LN1 Cl A1
10-15-37	4.13	226,268		219,455
JPMorgan Chase Commercial Mtge Securities Series 2003-ML1A Cl A1
03-12-39	3.97	79,785		75,153
JPMorgan Chase Commercial Mtge Securities Series 2003-ML1A Cl A2
03-12-39	4.77	750,000		702,935
JPMorgan Chase Commercial Mtge Securities Series 2004-C2 Cl A2
05-15-41	5.10	400,000		381,376
JPMorgan Chase Commercial Mtge Securities Series 2004-CBX Cl A3
01-12-37	4.18	194,933		193,783
JPMorgan Chase Commercial Mtge Securities Series 2006-LDP6 Cl ASB
04-15-43	5.49	575,000		539,904
JPMorgan Chase Commercial Mtge Securities Series 2007-CB20 Cl AM
02-12-51	5.90	1,100,000		494,168
JPMorgan Chase Commercial Mtge Securities Series 2007-CB20 Cl E
02-12-51	6.20	525,000	(d)	38,764
LB-UBS Commercial Mtge Trust Series 2004-C2 Cl A3
03-15-29	3.97	250,000		229,815

	Coupon	Principal
Issuer	rate	amount		Value(a)
LB-UBS Commercial Mtge Trust Series 2005-C1 Cl A4
02-15-30	4.74	325,000		287,765
LB-UBS Commercial Mtge Trust Series 2008-C1 Cl A1
04-15-41	5.61	149,972		146,018
Morgan Stanley Capital I Series 2003-T11 Cl A2
06-13-41	4.34	71,130		71,007
Morgan Stanley Capital I Series 2004-HQ4 Cl A5
04-14-40	4.59	300,000		285,000
Morgan Stanley Capital I Series 2006-T23 Cl AAB
08-12-41	5.80	350,000		333,796
Wachovia Bank Commercial Mtge Trust Series 2005-C20 Cl A5
07-15-42	5.09	375,000		345,545
Wachovia Bank Commercial Mtge Trust Series 2006-C24 Cl APB
03-15-45	5.58	350,000		324,029

Total				10,119,742

Mortgage-Backed (6.7%)(f,m)
Adjustable Rate Mtge Trust Collateralized Mtge Obligation Series 2007-1 Cl 3A21
03-25-37	6.18	630,638	(k)	360,158
American Home Mtge Assets Collateralized Mtge Obligation Series 2007-2 Cl A2A
03-25-47	0.48	1,350,381	(k)	315,605
Countrywide Alternative Loan Trust Collateralized Mtge Obligation Series 2005-14 Cl 2A2
05-25-35	0.56	582,226	(i)	265,280
Countrywide Home Loans Collateralized Mtge Obligation Series 2005-R2 Cl 2A1
06-25-35	7.00	343,999	(d)	274,782
Federal Home Loan Mtge Corp
07-01-39	6.50	5,000,000	(e)	5,312,500
Federal Home Loan Mtge Corp #1G0847
07-01-35	4.71	4,501,456	(k)	4,593,819
Federal Home Loan Mtge Corp #A82542
10-01-38	7.00	4,759,291		5,122,554
Federal Home Loan Mtge Corp #B13193
04-01-19	5.50	280,564		296,065
Federal Home Loan Mtge Corp #B15214
06-01-19	5.00	1,722,540		1,797,255
Federal Home Loan Mtge Corp #B16408
09-01-19	5.50	1,119,984		1,178,363
Federal Home Loan Mtge Corp #C53878
12-01-30	5.50	584,251		606,953
Federal Home Loan Mtge Corp #G12141
09-01-20	4.50	647,134		669,202
Federal Home Loan Mtge Corp #H01089
08-01-37	6.00	3,035,959		3,162,200

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn
07-01-24	4.50	500,000	(e)	510,000
07-01-39	5.00	3,000,000	(e)	3,054,375
07-01-39	5.50	3,400,000	(e)	3,509,439
07-01-39	6.00	6,150,000	(e)	6,426,751
07-01-39	7.00	2,000,000	(e)	2,170,000
Federal Natl Mtge Assn #190353
08-01-34	5.00	304,265		311,051
Federal Natl Mtge Assn #254684
03-01-18	5.00	933,361		977,346
Federal Natl Mtge Assn #254800
07-01-23	5.50	951,137		989,972
Federal Natl Mtge Assn #545874
08-01-32	6.50	703,989		757,032
Federal Natl Mtge Assn #555528
04-01-33	6.00	1,432,657		1,510,586
Federal Natl Mtge Assn #598558
08-01-16	6.00	267,185		284,724
Federal Natl Mtge Assn #661185
06-01-17	7.00	219,145		234,220
Federal Natl Mtge Assn #668824
08-01-32	6.50	951,748		1,022,552
Federal Natl Mtge Assn #670387
08-01-32	7.00	71,764		78,639
Federal Natl Mtge Assn #671054
01-01-33	7.00	756,457		828,006
Federal Natl Mtge Assn #725232
03-01-34	5.00	1,219,210		1,247,356
Federal Natl Mtge Assn #725424
04-01-34	5.50	2,777,978		2,882,559
Federal Natl Mtge Assn #725773
09-01-34	5.50	4,945,858		5,128,961
Federal Natl Mtge Assn #730153
08-01-33	5.50	774,735		803,901
Federal Natl Mtge Assn #735212
12-01-34	5.00	2,377,113		2,430,134
Federal Natl Mtge Assn #735224
02-01-35	5.50	2,383,059		2,472,772
Federal Natl Mtge Assn #743579
11-01-33	5.50	988,654		1,025,874
Federal Natl Mtge Assn #745079
12-01-20	5.00	3,576,294		3,725,828
Federal Natl Mtge Assn #785506
06-01-34	5.00	2,374,480		2,427,442
Federal Natl Mtge Assn #786151
07-01-19	5.50	2,276,884		2,397,699
Federal Natl Mtge Assn #791447
10-01-34	6.00	777,763		817,882
Federal Natl Mtge Assn #822083
07-01-35	5.00	1,685,094		1,721,626
Federal Natl Mtge Assn #883201
07-01-36	6.50	832,730		897,652
Federal Natl Mtge Assn #888414
11-01-35	5.00	2,283,394		2,332,898
Federal Natl Mtge Assn #915770
03-01-37	6.50	3,470,702		3,701,246
Federal Natl Mtge Assn #974740
04-01-23	6.00	1,504,451		1,594,774
Harborview Mtge Loan Trust Collateralized Mtge Obligation Series 2006-8 Cl 2A1B
08-21-36	0.57	1,171,513	(k)	241,633

Total				82,469,666

	Coupon	Principal
Issuer	rate	amount		Value(a)
Banking (0.1%)
Goldman Sachs Group Sr Unsecured
02-15-19	7.50	215,000		229,482
Manufacturers & Traders Trust Sub Nts
12-01-21	5.63	560,000		399,581

Total				629,063

Electric (0.8%)
Exelon Sr Unsecured
06-15-10	4.45	1,000,000		1,009,900
Indiana Michigan Power Sr Unsecured
03-15-37	6.05	955,000		892,727
Northern States Power Sr Unsecured
08-01-09	6.88	375,000		376,445
PacifiCorp 1st Mtge
09-15-13	5.45	1,845,000		1,961,239
Portland General Electric
03-15-10	7.88	365,000		378,818
Potomac Electric Power Sr Secured
06-01-35	5.40	360,000		324,659
PPL Electric Utilities Sr Secured
08-15-09	6.25	2,667,000		2,676,834
Sierra Pacific Power Series M
05-15-16	6.00	1,780,000		1,802,665

Total				9,423,287

Food and Beverage (0.3%)
Dr Pepper Snapple Group
05-01-18	6.82	330,000		348,980
Molson Coors Capital Finance
09-22-10	4.85	430,000	(c)	440,299
SABMiller
01-15-14	5.70	2,420,000	(c,d)	2,470,343

Total				3,259,622

Gas Pipelines (0.5%)
CenterPoint Energy Resources Sr Unsecured
02-15-11	7.75	1,417,000		1,501,823
Colorado Interstate Gas Sr Unsecured
11-15-15	6.80	1,082,000		1,111,522
Southern Natural Gas Sr Unsecured
04-01-17	5.90	1,800,000	(d)	1,743,311

	Coupon	Principal
Issuer	rate	amount		Value(a)
Transcontinental Gas Pipe Line LLC Sr Unsecured
04-15-16	6.40	1,750,000		1,796,027

Total				6,152,683

Independent Energy (0.1%)
Anadarko Petroleum Sr Unsecured
09-15-16	5.95	645,000		636,372
XTO Energy Sr Unsecured
06-30-15	5.30	674,000		692,767

Total				1,329,139

Life Insurance (0.2%)
Metropolitan Life Global Funding I Sr Secured
04-10-13	5.13	1,535,000	(d)	1,552,269
Pricoa Global Funding I Sr Secured
10-18-12	5.40	450,000	(d)	456,816

Total				2,009,085

Media Cable (0.1%)
Comcast
03-15-11	5.50	90,000		94,113
03-15-37	6.45	640,000		630,745

Total				724,858

Media Non Cable (0.4%)
News America
12-15-35	6.40	525,000		459,498
RR Donnelley & Sons Sr Unsecured
01-15-17	6.13	1,620,000		1,424,967
Thomson Reuters
10-01-14	5.70	1,370,000	(c)	1,391,020
07-15-18	6.50	1,195,000	(c)	1,243,660

Total				4,519,145

Non Captive Diversified (—%)
General Electric Capital Sr Unsecured
01-10-39	6.88	165,000		148,519

Paper (—%)
Boise Cascade LLC
10-15-14	7.13	128,000		67,520

Railroads (0.3%)
CSX Sr Unsecured
11-01-09	4.88	3,000,000		3,023,315
04-01-15	6.25	350,000		361,847

Total				3,385,162

Retailers (0.4%)
CVS Caremark Sr Unsecured
09-15-09	4.00	5,000,000		5,029,110

	Coupon	Principal
Issuer	rate	amount		Value(a)
Transportation Services (0.1%)
Erac USA Finance
10-15-17	6.38	1,305,000	(d)	1,165,664

Treasury (1.7%)
Buoni Poliennali Del Tesoro (European Monetary Unit) Sr Unsecured
08-01-17	5.25	4,100,000	(c)	6,287,748
French Treasury (European Monetary Unit)
01-12-13	3.75	1,300,000	(c)	1,914,749
01-12-14	2.50	3,000,000	(c)	4,187,526
Govt of Canada (Canadian Dollar)
06-01-18	4.25	1,100,000	(c)	1,020,390
Govt of Japan (Japanese Yen)
12-20-17	1.50	330,000,000	(c)	3,520,902
Govt of Norway (Norwegian Krone)
05-16-11	6.00	650,000	(c)	108,593
Govt of Poland (Polish Zloty) Series 310
03-24-10	5.75	1,050,000	(c)	333,997
Govt of Sweden (Swedish Krona)
05-05-14	6.75	1,800,000	(c)	276,367
United Kingdom Treasury (British Pound)
09-07-14	5.00	500,000	(c)	904,725
03-07-19	4.50	1,350,000	(c)	2,364,543

Total				20,919,540

Wirelines (0.9%)
AT&T Sr Unsecured
03-15-11	6.25	1,415,000		1,499,362
01-15-38	6.30	1,325,000		1,280,085
02-15-39	6.55	160,000		159,716
Telecom Italia Capital
11-15-13	5.25	1,105,000	(c)	1,083,550
Telefonica Europe
09-15-10	7.75	950,000	(c)	1,002,132
TELUS Sr Unsecured
06-01-11	8.00	3,315,000	(c)	3,557,890
Verizon New York Sr Unsecured Series A
04-01-12	6.88	2,035,000		2,156,748
Verizon Pennsylvania Sr Unsecured Series A
11-15-11	5.65	705,000		744,480

Total				11,483,963

Total Bonds

(Cost: $371,917,106)				$371,422,741

Money Market Fund (2.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.30%	29,108,287	(g,q)	$29,108,287
Total Money Market Fund

(Cost: $29,108,287)			$29,108,287

Investments of Cash Collateral Received for Securities on Loan (10.6%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	130,177,683	$130,177,683
Total Investments of Cash Collateral Received for Securities on Loan

(Cost: $130,177,683)		$130,177,683

Total Investments in Securities
(Cost: $1,605,013,555)(r)		$1,367,238,602

Futures Contracts Outstanding at June 30, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(100)	$(11,471,875)	Oct. 2009	$2,950
U.S. Treasury Note, 10-year	(70)	(8,138,594)	Sept. 2009	(1,217)

Total				$1,733

Credit Default Swap Contracts Outstanding at June 30, 2009

						Unamortized
		Buy/sell	Pay/receive	Expiration	Notional	premium	Unrealized
Counterparty	Referenced entity	protection	fixed rate	date	amount	(paid) received	appreciation

JPMorgan Chase Bank	CDX North America High Yield Index	Sell	5.00%	June 20, 2014	$5,500,000	$1,076,214	$257,447
Forward Foreign Currency Contracts Open at June 30, 2009

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

July 27, 2009	412,876	600,000	$1,286	$—
	U.S. Dollar	Singapore Dollar

Aug. 3, 2009	5,010,000	8,290,298	47,836	—
	British Pound	U.S. Dollar

Aug. 3, 2009	9,822,000	13,805,017	25,601	—
	European Monetary Unit	U.S. Dollar

Aug. 3, 2009	5,994,000	5,530,132	11,203	—
	Swiss Franc	U.S. Dollar

Aug. 3, 2009	13,806,762	88,676,000	—	(27,334)
	U.S. Dollar	Norwegian Krone

Aug. 4, 2009	8,262,428	10,292,000	8,988	—
	U.S. Dollar	Australian Dollar

Aug. 4, 2009	5,530,105	6,398,000	—	(28,876)
	U.S. Dollar	Canadian Dollar

Total			$94,914	$(56,210)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2009, the value of foreign securities represented 9.8% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $9,435,380 or 0.8% of net assets.

(e)	At June 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $22,514,900.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Securities are pledged with brokers as collateral for securities sold short.

(h)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2009, was $211 representing less than 0.01% of net assets. Information concerning such security holdings at June 30, 2009, is as follows:

	Acquisition
Security	dates	Cost

Crown Paper Escrow Common	04-16-07	$—
Unione di Banche Italiane Warrants	05-02-08	781

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(j)	The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

FSA	— Financial Security Assurance

(k)	Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(l)	At June 30, 2009, security was partially or fully on loan.

(m)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at June 30, 2009:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal Natl Mtge Assn 07-01-24 5.00%	$1,000,000	07-16-09	$1,019,688	$1,034,688

(n)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(o)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2009.

(p)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(q)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2009.

(r)	At June 30, 2009, the cost of securities for federal income tax purposes was approximately $1,605,014,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$52,660,000
Unrealized depreciation	(290,435,000)

Net unrealized depreciation	$(237,775,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Semiannual Report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices, or the inability to find more than a single broker or dealer that provides a quote for the investment. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks
Paper & Forest Products	$332,764	$624,664	$1	$957,429
Other	783,473,828 (a)	52,087,714 (b)	—	835,561,542
Preferred Stocks & Other	10,920 (a)			10,920

Total Equity Securities	783,817,512	52,712,378	1	836,529,891

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
U.S. Government Obligations & Agencies	62,150,639	124,953,484	—	187,104,123
Foreign Government Obligations & Agencies	—	40,227,510	—	40,227,510
Corporate Debt Securities	—	49,326,820	—	49,326,820
Asset-Backed Securities	—	2,098,880	76,000	2,174,880
Residential Mortgage-Backed Securities	—	82,204,386	265,280	82,469,666
Commercial Mortgage-Backed Securities	—	10,119,742	—	10,119,742

Total Bonds	62,150,639	308,930,822	341,280	371,422,741

Other
Affiliated Money Market Fund	29,108,287 (c)	—	—	29,108,287
Investments of Cash Collateral Received for Securities on Loan	130,177,683	—	—	130,177,683

Total Other	159,285,970	—	—	159,285,970

Investments in Securities	1,005,254,121	361,643,200	341,281	1,367,238,602
Other Financial Instruments	1,733 (d)	296,151 (d)	—	297,884

Total	$1,005,255,854	$361,939,351	$341,281	$1,367,536,486

(a)	All other industry classifications are identified in the Portfolio of Investments.

(b)	Indicates certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. All other industry classifications are identified in the Portfolio on Investments.

(c)	Money Market Fund that is a sweep investment for cash balances in the Fund at June 30, 2009.

(d)	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

			Residential	Commercial
		Asset-Backed	Mortgage-Backed	Mortgage-Backed	Other Financial
	Common Stocks	Securities	Securities	Securities	Instruments	Total

Balance as of Sept. 30, 2008	$1	$120,480	$1,053,190	$3,034,776	$892,522	$5,100,969
Accrued discounts/premiums	—	(34,931)	(21,315)	(304)	—	(56,550)
Realized gain (loss)	17,085	—	1,705,501	(1,753,521)	*	(30,935)
Change in unrealized appreciation (depreciation)	—	(9,549)	(1,303,214)	1,276,448	(892,522)	(928,837)
Net purchases (sales)	(17,085)	—	2,415,139	(2,557,399)	—	(159,345)
Transfers in and/or out of Level 3	—	—	(3,584,021)		—	(3,584,021)

Balance as of June 30, 2009	$1	$76,000	$265,280	$—	$—	$341,281

*	The realized gain (loss) earned during the period from Oct. 1, 2008 to June 30, 2009 for Other Financial Instruments was $663,835.

Portfolio of Investments
RiverSource Strategic Income Allocation Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (—%)

Issuer	Shares		Value(a)
Commercial Banks (—%)
First Horizon Natl	—		$2

Restaurants (—%)
Buffets Restaurants Holdings	1,852	(b)	973
Total Common Stocks

(Cost: $5,288)			$975

Bonds (83.3%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Foreign Agencies (3.2%)(c)
Banco Nacional de Desenvolvimento Economico e Social
06-10-19	6.50%	$700,000	(d)	$698,682
Banco Nacional de Desenvolvimento Economico e Social
Sr Unsecured
06-16-18	6.37	500,000	(d)	491,250
Empresa Nacional Del Petroleo
Sr Unsecured
07-08-19	6.25	400,000	(d,o)	396,576
KfW
(Japanese Yen)
01-20-14	1.35	54,000,000		562,285
Korea Development Bank
Sr Nts
01-23-14	8.00	950,000		1,027,813
Pemex Project Funding Master Trust
03-01-18	5.75	2,150,000	(s)	1,978,000
06-15-35	6.63	645,000	(s)	583,359
Petroleos de Venezuela
04-12-17	5.25	1,150,000		543,375
Petroleos Mexicanos
05-03-19	8.00	1,000,000	(d)	1,085,000
TDIC Finance
07-02-14	6.50	500,000	(d,o)	502,014

Total				7,868,354

Foreign Local Government (1.9%)(c)
New South Wales Treasury
(Australian Dollar)
05-01-12	6.00	5,510,000		4,550,040
Santa Fe de Bogota
(Colombian Peso) Sr Unsecured
07-26-28	9.75	200,000,000	(d)	80,308

Total				4,630,348

	Coupon	Principal
Issuer	rate	amount		Value(a)
Sovereign (9.8%)(c)
Bundesrepublik Deutschland
(European Monetary Unit)
01-04-13	4.50	975,000		1,475,097
07-04-14	4.25	1,190,000		1,800,241
01-04-18	4.00	130,000		192,443
07-04-34	4.75	55,000		82,163
Federative Republic of Brazil
(Brazilian Real)
01-05-16	12.50	650,000		368,394
Federative Republic of Brazil
Sr Nts
01-15-19	5.88	1,150,000		1,160,350
Federative Republic of Brazil
Sr Unsecured
01-17-17	6.00	550,000		564,575
10-14-19	8.88	270,000		330,750
Govt of Ukraine
06-26-12	6.39	250,000	(d)	192,500
Morgan Stanley
(Brazilian Real) Sr Unsecured
05-03-17	10.09	1,050,000	(d)	447,664
Peru Enhanced Pass-Thru
Sr Secured Zero Coupon
05-31-18	4.25	1,399,139	(d,j)	979,398
Perusahaan Penerbit SBSN
04-23-14	8.80	100,000	(d)	105,439
Republic of Argentina
09-12-13	7.00	790,000		434,500
Republic of Argentina
Sr Unsecured
12-15-35	0.00	1,750,000	(h)	63,875
Republic of Colombia
09-18-37	7.38	300,000		306,000
Republic of Colombia
(Colombian Peso)
10-22-15	12.00	585,000,000		312,303
Republic of Colombia
Sr Nts
03-18-19	7.38	900,000		960,750
Republic of El Salvador
04-10-32	8.25	550,000	(d)	500,500
06-15-35	7.65	490,000	(d)	411,600
Republic of Indonesia
Sr Unsecured
01-17-18	6.88	1,200,000	(d)	1,146,000
10-12-35	8.50	150,000	(d)	152,438
02-17-37	6.63	400,000	(d)	326,000
01-17-38	7.75	900,000	(d)	819,000
Republic of Panama
04-28-34	8.13	100,000		110,500
Republic of Peru
Sr Unsecured
05-03-16	8.38	100,000	(s)	115,250
03-30-19	7.13	750,000	(s)	801,750
03-14-37	6.55	100,000	(s)	97,000
Republic of Philippines
10-07-16	8.75	100,000	(d)	115,000
01-15-19	9.88	70,000		85,750
01-14-31	7.75	500,000		520,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
Republic of Philippines
Sr Unsecured
06-17-19	8.38	500,000		574,375
Republic of Turkey
03-15-15	7.25	200,000		208,000
04-03-18	6.75	600,000		597,000
06-05-20	7.00	350,000		349,125
02-14-34	8.00	80,000		83,680
03-17-36	6.88	880,000		805,200
Republic of Turkey
Sr Unsecured
11-07-19	7.50	400,000		414,000
Republic of Uruguay
11-18-22	8.00	200,000		209,000
Republic of Venezuela
02-26-16	5.75	2,550,000		1,459,875
12-09-20	6.00	250,000		125,625
05-07-23	9.00	900,000		550,800
04-21-25	7.65	150,000		80,250
Republic of Venezuela
Sr Unsecured
10-08-14	8.50	640,000		454,400
Republica Orient Uruguay
(Uruguay Peso)
04-05-27	4.25	8,819,279	(g)	300,152
06-26-37	3.70	4,198,134	(g)	122,339
Republica Orient Uruguay
Sr Unsecured
03-21-36	7.63	725,000		697,813
Russian Federation
03-31-30	7.50	1,876,800	(d)	1,846,301

Total				23,855,165

Supranational (0.7%)(c)
Corp Andina de Fomento
06-04-19	8.13	1,200,000	(s)	1,288,605
European Investment Bank
(Japanese Yen) Sr Unsecured
06-20-17	1.40	46,000,000		470,711
01-18-27	2.15	7,100,000		69,434

Total				1,828,750

U.S. Government Obligations & Agencies (3.5%)
Federal Home Loan Mtge Corp
07-17-15	4.38	330,000	(s)	352,157
Federal Natl Mtge Assn
11-15-30	6.63	645,000		789,980
07-15-37	5.63	255,000		265,406
U.S. Treasury
05-15-19	3.13	390,000		377,204
02-15-29	5.25	1,235,000		1,388,990
02-15-39	3.50	1,900,000		1,642,911
U.S. Treasury Inflation-Indexed Bond
01-15-12	3.38	360,246	(g)	382,906
01-15-15	1.63	1,591,255	(g)	1,583,923
01-15-17	2.38	1,654,690	(g)	1,726,713

Total				8,510,190

	Coupon	Principal
Issuer	rate	amount		Value(a)
Commercial Mortgage-Backed (2.3%)(f)
Bank of America-First Union NB Commercial Mtge
Series 2001-3 Cl A1
04-11-37	4.89	121,868		121,955
Bear Stearns Commercial Mtge Securities
Series 2007-T28 Cl A1
09-11-42	5.42	862,159		888,925
CDC Commercial Mtge Trust
Series 2002-FX1 Cl A1
05-15-19	5.25	17,060		17,223
Citigroup/Deutsche Bank Commercial Mtge Trust
Series 2007-CD4 Cl A2B
12-11-49	5.21	1,000,000		927,283
CS First Boston Mtge Securities
Series 2004-C2 Cl A1
05-15-36	3.82	1,344,825		1,285,926
Greenwich Capital Commercial Funding
Series 2007-GG11 Cl A1
12-10-49	5.36	936,501		941,927
JPMorgan Chase Commercial Mtge Securities
Series 2003-CB6 Cl A1
07-12-37	4.39	926,499		929,556
Merrill Lynch Mtge Trust
Series 2005-CKI1 Cl A1
11-12-37	5.08	259,646		260,184
Morgan Stanley Capital I
Series 2003-T11 Cl A2
06-13-41	4.34	77,597		77,463
TIAA Seasoned Commercial Mtge Trust
Series 2007-C4 Cl A3
08-15-39	6.07	175,000		163,372

Total				5,613,814

Mortgage-Backed (5.2%)(f)
Banc of America Funding
Collateralized Mtge Obligation
Series 2007-8 Cl 1A1
10-25-37	6.00	879,683		470,768
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-45T1 Cl 2A5
02-25-37	6.00	234,259		122,949
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-OH3 Cl A3
09-25-47	0.81	303,157	(i)	32,416
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2006-HYB1 Cl 1A1
03-20-36	5.31	114,824	(e)	56,540
Federal Home Loan Mtge Corp #G02757
06-01-36	5.00	434,169		443,310
Federal Home Loan Mtge Corp #H01089
08-01-37	6.00	709,723		739,234

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn
07-01-24	4.50	275,000	(o)	280,500
07-01-24	5.00	325,000	(o)	336,274
07-01-24	5.50	300,000	(o)	313,875
07-01-24	6.00	200,000	(o)	211,688
Federal Natl Mtge Assn #702038
05-01-33	5.00	930,652		952,136
Federal Natl Mtge Assn #735224
02-01-35	5.50	834,071		865,470
Federal Natl Mtge Assn #745392
12-01-20	4.50	593,071		614,360
Federal Natl Mtge Assn #766641
03-01-34	5.00	542,696		554,800
Federal Natl Mtge Assn #770439
04-01-34	6.00	52,472		55,178
Federal Natl Mtge Assn #848482
12-01-35	6.00	766,582		804,207
Federal Natl Mtge Assn #899938
12-01-37	7.00	1,321,104	(t)	1,434,961
Federal Natl Mtge Assn #909214
07-01-38	7.00	463,628		503,646
Federal Natl Mtge Assn #915770
03-01-37	6.50	867,676	(t)	925,312
Federal Natl Mtge Assn #949320
10-01-37	7.00	910,264		988,713
Govt Natl Mtge Assn
07-01-39	5.50	500,000	(o)	514,845
Govt Natl Mtge Assn #695739
11-15-38	6.00	463,960		483,878
Lehman XS Trust
Series 2006-16N Cl A1B
11-25-46	0.43	285,389	(i)	228,670
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-14 Cl 2A1
12-25-35	5.50	898,212		750,042

Total				12,683,772

Aerospace & Defense (0.4%)
L-3 Communications
07-15-13	6.13	900,000		848,250
01-15-14	6.13	250,000		232,500

Total				1,080,750

Banking (0.8%)
Alfa MtTN Markets for ABH Financial
06-25-12	8.20	150,000	(c,d)	132,000
Banco BMG
Sr Unsecured
01-15-16	9.15	100,000	(c,d)	96,750
Bank of America
Sr Unsecured
05-01-18	5.65	210,000		185,817
Citigroup
Sr Unsecured
05-15-18	6.13	120,000		104,959
Goldman Sachs Group
Sr Unsecured
02-15-19	7.50	150,000		160,103

	Coupon	Principal
Issuer	rate	amount		Value(a)
JPMorgan Chase & Co
Sr Unsecured
01-15-18	6.00	250,000		248,352
Morgan Stanley
Sr Unsecured
04-01-18	6.63	250,000		249,227
Temir Capital for JSC TemirBank
Bank Guaranteed
05-21-14	9.50	300,000	(c,d)	109,227
TuranAlem Finance
01-22-37	8.25	150,000	(b,c,d,s)	30,000
Wells Fargo & Co
Sr Unsecured
12-11-17	5.63	750,000		738,250

Total				2,054,685

Brokerage (—%)
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	90,000	(b,l)	14,400

Building Materials (0.4%)
Gibraltar Inds
Series B
12-01-15	8.00	1,150,000		862,500

Chemicals (2.6%)
Ashland
06-01-17	9.13	475,000	(d)	494,000
Chemtura
06-01-16	6.88	1,280,000	(b)	928,000
Compass Minerals Intl
Sr Nts
06-01-19	8.00	705,000	(d)	701,475
Dow Chemical
Sr Unsecured
05-15-19	8.55	950,000		951,690
INVISTA
Sr Unsecured
05-01-12	9.25	745,000	(d)	705,888
MacDermid
Sr Sub Nts
04-15-17	9.50	1,140,000	(d)	832,200
Momentive Performance Materials
Pay-in-kind
12-01-14	10.13	419	(k)	159
Nalco
11-15-13	8.88	600,000	(s)	612,000
Nalco
Sr Nts
05-15-17	8.25	380,000	(d)	381,900
Nova Chemicals
Sr Unsecured
11-15-13	4.54	865,000	(c,i)	715,788

Total				6,323,100

	Coupon	Principal
Issuer	rate	amount		Value(a)
Construction Machinery (1.0%)
RSC Equipment Rental
Sr Secured
07-15-17	10.00	275,000	(d,o)	275,000
Terex
Sr Sub Nts
11-15-17	8.00	750,000		576,563
Terex
Sr Unsecured
06-01-16	10.88	825,000	(s)	822,937
United Rentals North America
06-15-16	10.88	750,000	(d)	720,000

Total				2,394,500

Consumer Cyclical Services (0.4%)
West Corp
10-15-14	9.50	1,000,000		875,000
10-15-16	11.00	96,000		80,160

Total				955,160

Consumer Products (1.5%)
American Achievement
04-01-12	8.25	1,000,000	(d)	932,500
Jarden
05-01-17	7.50	625,000		540,625
Jarden
Sr Unsecured
05-01-16	8.00	530,000		506,150
Sealy Mattress
06-15-14	8.25	500,000	(s)	411,250
Sealy Mattress
Sr Secured
04-15-16	10.88	145,000	(d)	151,525
Visant
10-01-12	7.63	1,070,000	(s)	1,067,325

Total				3,609,375

Electric (5.5%)
Aes Dominicana Energia Finance
12-13-15	11.00	200,000	(c,d)	165,500
CenterPoint Energy Houston Electric LLC
Series U
03-01-14	7.00	980,000		1,062,747
Cleveland Electric Illuminating
1st Mtge
11-15-18	8.88	500,000		602,895
CMS Energy
Sr Nts
06-15-19	8.75	620,000	(s)	623,099
CMS Energy
Sr Unsecured
07-17-17	6.55	500,000		450,210
Consumers Energy
1st Mtge
09-15-18	5.65	405,000		410,146
Dominion Resources
Sr Nts
01-15-19	8.88	250,000		298,135

	Coupon	Principal
Issuer	rate	amount		Value(a)
Dynegy Holdings
Sr Unsecured
05-01-16	8.38	500,000		423,750
Edison Mission Energy
Sr Unsecured
06-15-16	7.75	115,000		93,725
05-15-17	7.00	880,000	(s)	675,399
Indiana Michigan Power
Sr Nts
03-15-19	7.00	950,000		1,024,517
Indiana Michigan Power
Sr Unsecured
03-15-37	6.05	200,000		186,959
Jersey Central Power & Light
Sr Unsecured
02-01-19	7.35	500,000		549,682
Majapahit Holding
10-17-16	7.75	670,000	(c,d)	589,600
06-28-17	7.25	562,000	(c,d)	472,783
Natl Power
11-02-16	6.88	300,000	(c,d)	294,842
Nevada Power
08-01-18	6.50	720,000		743,691
NiSource Finance
07-15-14	5.40	165,000		155,353
01-15-19	6.80	280,000		262,386
NRG Energy
02-01-16	7.38	1,100,000		1,040,874
PacifiCorp
1st Mtge
09-15-13	5.45	255,000		271,066
Potomac Electric Power
1st Mtge
04-15-14	4.65	305,000		308,783
12-15-38	7.90	380,000		475,199
Power Sector Assets & Liabilities
05-27-19	7.25	410,000	(c,d)	413,075
PPL Electric Utilities
1st Mtge
11-30-13	7.13	500,000		562,607
Sierra Pacific Power
09-01-13	5.45	500,000		512,866
Sierra Pacific Power
Series M
05-15-16	6.00	415,000		420,284
Texas Competitive Electric Holdings LLC
Series B
11-01-15	10.25	475,000		295,688

Total				13,385,861

Entertainment (1.0%)
AMC Entertainment
02-01-16	11.00	486,000		470,205
AMC Entertainment
Sr Nts
06-01-19	8.75	279,000	(d,s)	263,655
Cinemark USA
06-15-19	8.63	393,000	(d)	388,088

	Coupon	Principal
Issuer	rate	amount		Value(a)
Speedway Motorsports
Sr Unsecured
06-01-16	8.75	645,000	(d)	654,675
Warner Music Group
Sr Secured
04-15-14	9.50	786,000	(d)	786,000

Total				2,562,623

Environmental (0.1%)
Waste Management
03-11-19	7.38	195,000		208,966

Food and Beverage (0.9%)
Aramark
02-01-15	8.50	590,000	(s)	572,300
Bertin Ltda
Sr Unsecured
10-05-16	10.25	220,000	(c,d)	181,500
Cerveceria Nacional Dominicana
03-27-12	16.00	200,000	(c,d)	171,260
Dr Pepper Snapple Group
05-01-18	6.82	170,000		179,778
Marfrig Overseas
11-16-16	9.63	120,000	(c,d)	98,400
MHP
Sr Secured
11-30-11	10.25	200,000	(c,d)	148,000
Pinnacle Foods Finance LLC
04-01-15	9.25	500,000		452,500
04-01-17	10.63	399,000		337,155

Total				2,140,893

Gaming (2.5%)
Ameristar Casinos
Sr Unsecured
06-01-14	9.25	475,000	(d)	475,594
Boyd Gaming
Sr Sub Nts
02-01-16	7.13	1,050,000		778,313
Circus & Eldorado Jt Venture/Silver Legacy Capital
1st Mtge
03-01-12	10.13	325,000		258,781
Firekeepers Development Authority
Sr Secured
05-01-15	13.88	850,000	(d)	773,500
Indianapolis Downs LLC/Capital
Sr Secured
11-01-12	11.00	604,000	(d)	453,000
MGM MIRAGE
Sr Secured
11-15-17	11.13	525,000	(d)	563,719
Pokagon Gaming Authority
Sr Nts
06-15-14	10.38	1,181,000	(d)	1,157,379
Seneca Gaming
Sr Unsecured
05-01-12	7.25	535,000		462,775

	Coupon	Principal
Issuer	rate	amount		Value(a)
Seneca Gaming
Sr Unsecured Series B
05-01-12	7.25	615,000		531,975
Shingle Springs Tribal Gaming Authority
Sr Nts
06-15-15	9.38	800,000	(d)	480,000
Tunica-Biloxi Gaming Authority
Sr Unsecured
11-15-15	9.00	182,000	(d)	160,160

Total				6,095,196

Gas Distributors (0.4%)
Southwestern Energy
Sr Nts
02-01-18	7.50	1,000,000	(d)	962,500

Gas Pipelines (3.0%)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	375,000		397,448
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	2,084,000		2,140,861
El Paso
Sr Unsecured
12-12-13	12.00	320,000		347,200
06-15-14	6.88	805,000		751,262
Southern Star Central
Sr Nts
03-01-16	6.75	280,000		249,550
TransCapitalInvest for Transneft
Secured
03-05-14	5.67	830,000	(c,d)	713,800
08-07-18	8.70	400,000	(c,d)	385,000
Transcontinental Gas Pipe Line LLC
Sr Unsecured Series B
08-15-11	7.00	1,150,000		1,213,755
Williams Companies
Sr Unsecured
01-15-20	8.75	215,000	(d)	223,600
Williams Partners LP/Finance
Sr Unsecured
02-01-17	7.25	1,115,000		1,017,438

Total				7,439,914

Health Care (3.6%)
Apria Healthcare Group
Sr Secured
11-01-14	11.25	585,000	(d)	564,525
Biomet
10-15-17	10.00	500,000	(s)	508,750
Biomet
Pay-in-kind
10-15-17	10.38	750,000	(k)	725,625
Community Health Systems
07-15-15	8.88	1,075,000		1,053,499

	Coupon	Principal
Issuer	rate	amount		Value(a)
DaVita
03-15-15	7.25	1,000,000		940,000
HCA
Sr Secured
04-15-19	8.50	125,000	(d)	122,500
HCA
Sr Unsecured
02-15-16	6.50	1,200,000		957,000
IASIS Healthcare LLC/Capital
06-15-14	8.75	1,035,000		1,014,300
Omnicare
12-15-13	6.75	705,000		634,500
12-15-15	6.88	500,000		451,250
Select Medical
02-01-15	7.63	915,000		743,438
Select Medical
Sr Unsecured
09-15-15	7.65	380,000	(i)	269,800
Tenet Healthcare
Sr Secured
07-01-19	8.88	255,000	(d)	255,638
Vanguard Health Holding II LLC
10-01-14	9.00	600,000		574,500
Total				8,815,325

Health Care Insurance (0.2%)
Coventry Health Care
Sr Unsecured
03-15-17	5.95	765,000		599,750

Home Construction (0.2%)
K Hovnanian Enterprises
Sr Secured
05-01-13	11.50	625,000		540,625

Independent Energy (4.1%)
Anadarko Petroleum
Sr Unsecured
09-15-16	5.95	875,000		863,296
Berry Petroleum
Sr Nts
06-01-14	10.25	550,000		555,500
Chesapeake Energy
01-15-16	6.63	1,100,000		965,249
Connacher Oil and Gas
Sr Secured
07-15-14	11.75	205,000	(c,d)	197,313
Denbury Resources
03-01-16	9.75	715,000		734,663
EXCO Resources
01-15-11	7.25	500,000		485,000
Forest Oil
Sr Nts
02-15-14	8.50	870,000	(d)	854,775
Hilcorp Energy I LP/Finance
Sr Unsecured
11-01-15	7.75	800,000	(d)	676,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
Nexen
Sr Unsecured
11-20-13	5.05	500,000	(c)	488,336
05-15-37	6.40	500,000	(c)	459,230
PetroHawk Energy
07-15-13	9.13	50,000		49,750
06-01-15	7.88	625,000		578,125
PetroHawk Energy
Sr Nts
08-01-14	10.50	360,000	(d)	368,100
Quicksilver Resources
08-01-15	8.25	895,000		796,550
Quicksilver Resources
Sr Nts
01-01-16	11.75	105,000	(s)	108,675
Range Resources
05-01-18	7.25	750,000		703,125
Range Resources
Sr Sub Nts
05-15-19	8.00	250,000		245,938
SandRidge Energy
06-01-18	8.00	740,000	(d)	625,300
XTO Energy
Sr Unsecured
06-30-15	5.30	295,000		303,214

Total				10,058,139

Integrated Energy (0.1%)
TNK-BP Finance
03-13-18	7.88	425,000	(c,d)	359,656

Life Insurance (0.1%)
Pricoa Global Funding I
Sr Secured
10-18-12	5.40	150,000	(d)	152,272

Lodging (0.6%)
Starwood Hotels & Resorts Worldwide
Sr Unsecured
10-15-14	7.88	440,000		413,600
Wyndham Worldwide
Sr Unsecured
05-01-14	9.88	975,000		971,757

Total				1,385,357

Media Cable (2.3%)
Charter Communications Operating LLC/Capital
Secured
04-30-12	10.00	1,000,000	(d)	962,500
04-30-14	10.38	216,000	(d)	206,820
Comcast
03-15-11	5.50	750,000		784,276
03-15-37	6.45	280,000		275,951
CSC Holdings
Sr Unsecured
04-15-14	8.50	695,000	(d)	688,050
06-15-15	8.50	250,000	(d)	246,250

	Coupon	Principal
Issuer	rate	amount		Value(a)
DIRECTV Holdings LLC/Financing
06-15-15	6.38	1,000,000		925,000
Mediacom LLC/Capital
Sr Unsecured
01-15-13	9.50	1,100,000	(s)	1,047,750
Time Warner Cable
06-15-39	6.75	115,000		111,220
Videotron Ltee
04-15-18	9.13	110,000	(c,d)	111,925
Virgin Media Finance
04-15-14	8.75	340,000	(c)	331,500
Total				5,691,242

Media Non Cable (3.8%)
DISH DBS
02-01-16	7.13	1,050,000		979,125
Intelsat Jackson Holdings
06-15-16	11.25	465,000	(c)	474,300
Intelsat Subsidiary Holding
01-15-15	8.88	500,000	(c,d)	480,000
Interpublic Group of Companies
Sr Unsecured
07-15-17	10.00	890,000	(d)	903,350
Lamar Media
08-15-15	6.63	950,000		831,250
Lamar Media
Sr Nts
04-01-14	9.75	715,000	(d)	743,600
Liberty Media LLC
Sr Unsecured
05-15-13	5.70	1,200,000		1,038,001
News America
12-15-35	6.40	95,000		83,147
11-15-37	6.65	725,000		652,149
01-09-38	6.75	870,000		885,378
Nielsen Finance LLC
08-01-14	10.00	1,000,000		946,250
Reed Elsevier Capital
08-01-11	6.75	300,000		315,194
RR Donnelley & Sons
Sr Unsecured
01-15-17	6.13	300,000		263,883
Thomson Reuters
10-01-14	5.70	350,000	(c)	355,370
07-15-18	6.50	400,000	(c)	416,288
Total				9,367,285

Metals (1.1%)
Freeport-McMoRan Copper & Gold
Sr Unsecured
04-01-17	8.38	1,100,000		1,108,250
Noranda Aluminum Acquisition
Pay-in-kind
05-15-15	5.41	1,472,149	(i,k)	811,522
POSCO
03-26-14	8.75	400,000	(c,d)	437,858
Vedanta Resources
Sr Unsecured
07-18-18	9.50	400,000	(c,d)	348,000
Total				2,705,630

	Coupon	Principal
Issuer	rate	amount		Value(a)
Non Captive Diversified (0.7%)
Ford Motor Credit LLC
Sr Unsecured
08-10-11	9.88	1,000,000		930,000
General Electric Capital
Sr Unsecured
01-10-39	6.88	385,000		346,544
GMAC LLC
12-01-14	6.75	640,000	(d)	502,400
Total				1,778,944

Oil Field Services (1.0%)
Gaz Capital
Secured
11-22-16	6.21	400,000	(c,d)	336,000
08-16-37	7.29	300,000	(c,d,s)	225,000
Gaz Capital
Sr Secured
04-11-18	8.15	450,000	(c,d)	409,500
03-07-22	6.51	300,000	(c,d)	225,000
Gazstream
07-22-13	5.63	49,389	(c,d)	47,413
Helix Energy Solutions Group
01-15-16	9.50	434,000	(d)	396,025
KazMunaiGaz Finance
07-02-18	9.13	850,000	(c,d)	764,298
Total				2,403,236

Other Financial Institutions (0.3%)
Cardtronics
08-15-13	9.25	804,000		721,590

Other Industry (0.1%)
Chart Inds
10-15-15	9.13	170,000		158,525

Packaging (1.3%)
Crown Americas LLC/Capital II
Sr Unsecured
05-15-17	7.63	1,000,000	(d)	965,000
Owens-Brockway Glass Container
05-15-16	7.38	1,050,000	(d)	1,018,500
Silgan Holdings
Sr Unsecured
08-15-16	7.25	1,035,000	(d)	993,600
Solo Cup
Sr Secured
11-01-13	10.50	100,000	(d,o)	100,325
Total				3,077,425

Paper (1.5%)
Boise Cascade LLC
10-15-14	7.13	220,000		116,050
Cascades
02-15-13	7.25	750,000	(c)	654,375

	Coupon	Principal
Issuer	rate	amount		Value(a)
Georgia-Pacific LLC
06-15-15	7.70	950,000		888,250
05-01-16	8.25	485,000	(d)	470,450
NewPage
Sr Secured
05-01-12	10.00	1,934,000		928,320
Norampac Inds
06-01-13	6.75	80,000	(c)	68,400
Verso Paper Holdings LLC
Sr Secured
07-01-14	11.50	490,000	(d)	445,900
Total				3,571,745

Pharmaceuticals (0.3%)
Valeant Pharmaceuticals Intl
Sr Unsecured
06-15-16	8.38	705,000	(d,s)	699,713

Railroads (0.1%)
CSX
Sr Unsecured
04-01-15	6.25	285,000		294,647

Retailers (—%)
Rite Aid
Sr Secured
06-12-16	9.75	105,000	(d)	105,000

Supermarkets (—%)
Controladora Comerical Mexicana
(Mexican Peso)
03-30-27	0.00	3,100,000	(b,c,d)	103,464

Technology (0.7%)
SS&C Technologies
12-01-13	11.75	785,000		769,300
SunGard Data Systems
08-15-13	9.13	500,000	(s)	472,500
08-15-15	10.25	402,000		371,348
Total				1,613,148

Transportation Services (0.5%)
Erac USA Finance
10-15-17	6.38	595,000	(d)	531,471
Hertz
01-01-14	8.88	850,000		782,000
Total				1,313,471

Treasury (6.4%)(c)
Buoni Poliennali Del Tesoro
(European Monetary Unit) Sr Unsecured
08-01-17	5.25	800,000		1,226,878
Govt of Canada
(Canadian Dollar)
09-01-09	4.25	55,000		47,592
06-01-18	4.25	4,890,000		4,536,098

	Coupon	Principal
Issuer	rate	amount		Value(a)
Govt of Indonesia
(Indonesian Rupiah) Series FR43
07-15-22	10.25	2,900,000,000		256,202
Govt of New Zealand
(New Zealand Dollar)
07-15-09	7.00	20,000		12,920
Govt of Norway
(Norwegian Krone)
05-16-11	6.00	37,000		6,181
Govt of Poland
(Polish Zloty) Series 310
03-24-10	5.75	51,000		16,223
Govt of Sweden
(Swedish Krona)
05-05-14	6.75	19,100,000		2,932,557
Mexican Fixed Rate Bonds
(Mexican Peso)
12-15-16	7.25	6,590,000		480,893
12-14-17	7.75	2,200,000		163,323
Nota do Tesouro Nacional
(Brazilian Real) Series F
01-01-13	10.00	75,000		364,039
United Kingdom Treasury
(British Pound)
09-07-14	5.00	891,000		1,612,220
03-07-19	4.50	2,330,000		4,081,025

Total				15,736,151

Wireless (2.1%)
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	955,000	(d)	931,125
Cricket Communications
07-15-15	10.00	750,000	(d)	746,250
Cricket Communications
Sr Secured
05-15-16	7.75	765,000	(d)	740,138
MetroPCS Wireless
11-01-14	9.25	1,000,000		993,749
MetroPCS Wireless
Sr Nts
11-01-14	9.25	205,000	(d)	202,950
Nextel Communications
Series D
08-01-15	7.38	285,000		227,288
Sprint Capital
01-30-11	7.63	500,000		494,375
03-15-12	8.38	700,000		689,500
US Cellular
Sr Unsecured
12-15-33	6.70	155,000		148,485

Total				5,173,860

Wirelines (5.1%)
AT&T
Sr Unsecured
03-15-11	6.25	5,000		5,298
01-15-38	6.30	630,000		608,644
02-15-39	6.55	295,000		294,475

	Coupon	Principal
Issuer	rate	amount		Value(a)
Cincinnati Bell
01-15-14	8.38	750,000		693,750
Frontier Communications
Sr Unsecured
05-01-14	8.25	230,000		217,350
03-15-15	6.63	1,000,000		880,000
Level 3 Financing
02-15-17	8.75	1,030,000		782,800
Qtel Intl Finance
06-10-19	7.88	500,000	(c,d)	512,112
Qwest
Sr Unsecured
06-15-15	7.63	1,175,000		1,104,500
Telecom Italia Capital
11-15-13	5.25	360,000	(c)	353,012
Telefonica Europe
09-15-10	7.75	1,140,000	(c)	1,202,559
Telemar Norte Leste
Sr Unsecured
04-23-19	9.50	100,000	(c,d)	108,875
TELUS
Sr Unsecured
06-01-11	8.00	1,980,000	(c)	2,125,075
Time Warner Telecom Holdings
02-15-14	9.25	600,000		595,500
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	1,603,000		1,698,903
Windstream
03-15-19	7.00	1,350,000		1,174,500

Total				12,357,353

Total Bonds
(Cost: $197,071,464)				$203,864,369

Senior Loans (14.4%)(p)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Aerospace & Defense (0.4%)
Spirit AeroSystems
Tranche B1 Term Loan
09-30-13	2.89%	$200,697		$189,324
TransDigm
Term Loan
06-23-13	2.32-2.61	500,000		471,430
Wesco Aircraft Hardware
1st Lien Term Loan
09-30-13	2.56	125,000		109,250
Wesco Aircraft Hardware
2nd Lien Term Loan
03-28-14	6.06	125,000		86,250

Total				856,254

Automotive (0.3%)
Delphi
Debtor In Possession
Tranche B Term Loan
06-30-09	9.25	31,125	(m)	30,991

	Coupon	Principal
Issuer	rate	amount		Value(a)
Exide Technologies
Term Loan
05-15-12	3.38	49,125		40,201
Goodyear Engineered Product
Delayed Draw Term Loan
07-31-14	2.58	6,172		4,027
Goodyear Engineered Product
Term Loan
07-31-14	2.58	43,094		28,119
Goodyear Tire & Rubber
2nd Lien Term Loan
04-30-14	2.07	242,476		204,791
Mark IV Inds
Tranche B Term Loan
06-21-11	8.06	442,945	(b)	106,307
Oshkosh Truck
Tranche B Term Loan
12-06-13	6.60-8.25	311,332		285,387

Total				699,823

Brokerage (—%)
Nuveen Investments
Term Loan
11-13-14	3.31	123,435		97,552

Chemicals (0.8%)
Ashland
Tranche B Term Loan
05-13-14	7.65	97,859		98,623
Brenntag Holding
Acquisition Term Loan
01-20-14	2.31-3.50	9,656	(c)	8,787
Brenntag Holding
Tranche B2 Term Loan
01-20-14	2.31-3.50	39,973	(c)	36,376
Celanese US Holdings LLC
Credit Linked Deposit
04-02-14	0.32-1.75	525,455		486,045
Georgia Gulf
Term Loan
10-03-13	8.75-9.50	124,008		98,819
Hexion Specialty Chemical
Tranche C5 Term Loan
05-05-13	2.88	98,250		61,898
Huntsman Intl LLC
Tranche B Term Loan
04-21-14	2.06	185,908		167,224
Kraton Polymers LLC
Term Loan
05-12-13	2.63	95,306		77,437
Lyondell Chemical
Debtor In Posession
Term Loan
TBD	TBD	8,913	(m,o,q,r)	9,161
12-15-09	5.82-13.00	44,556	(m)	40,496
Lyondell Chemical
Tranche B2 Term Loan
12-22-14	7.00	72,430	(m)	31,352

	Coupon	Principal
Issuer	rate	amount		Value(a)
Millenium Chemicals
1st Lien Term Loan
05-15-14	2.85	156,586		115,091
Millenium Chemicals
2nd Lien Term Loan
11-15-14	6.35	125,000	(n)	75,000
Nalco
Term Loan
05-13-16	6.50	175,000		175,110
PQ
1st Lien Term Loan
07-31-14	3.56-4.29	74,438		57,875
Univar
Tranche B Term Loan
10-10-14	3.31	557,245		470,315

Total				2,009,609

Construction Machinery (0.3%)
Flowserve
Term Loan
08-10-12	1.81-2.69	619,139		593,339
Manitowoc
Tranche B Term Loan
08-25-14	7.50	99,750		90,149
Xerium Technologies
Tranche B Term Loan
05-18-12	6.10	262,335	(c)	156,527

Total				840,015

Consumer Products (0.6%)
Amscan Holdings
Term Loan
05-27-13	2.76-3.38	161,692		141,076
Central Garden & Pet
Tranche B Term Loan
09-30-12	1.81	178,570		164,285
Fender Musical Instruments
Delayed Draw Term Loan
06-09-14	2.56	16,542		11,579
Fender Musical Instruments
Term Loan
06-09-14	2.85	32,750		22,925
Jarden
Tranche B1 Term Loan
01-24-12	2.35	269,042		255,109
Jarden
Tranche B3 Term Loan
01-24-12	3.10	164,807		158,627
Prestige Brands
Tranche B Term Loan
04-06-11	2.56	222,711		214,916
Visant
Tranche C Term Loan
12-21-11	2.64	486,372		459,621

Total				1,428,138

	Coupon	Principal
Issuer	rate	amount		Value(a)
Diversified Manufacturing (0.3%)
Contech Construction Products
Term Loan
01-31-13	2.30	374,529		303,370
Foamex LP
1st Lien Term Loan
02-12-13	7.50	243,647	(b)	41,420
JohnsonDiversey
Delayed Draw Term Loan
12-16-10	3.02	54,717		52,870
JohnsonDiversey
Tranche B Term Loan
12-16-11	3.02	162,961		157,461
New Customer Service
Term Loan
05-22-14	2.81-3.64	47,218		42,417
Rexnord LLC/RBS Global
Tranche B2 Term Loan
07-19-13	2.31	159,968		134,373

Total				731,911

Electric (1.1%)
AES
Term Loan
08-10-11	5.06-5.10	225,000		218,907
ANP Funding I LLC
Tranche A Term Loan
07-29-10	3.82-4.86	342,307		339,312
Bicent Power LLC
Tranche B 1st Lien Term Loan
06-30-14	2.60	13,850		12,465
Boston Generating LLC
1st Lien Revolving Credit Term Loan
12-20-13	0.47-2.38	9,769		7,003
Boston Generating LLC
1st Lien Synthetic Letter of Credit
12-20-13	0.47	34,891		25,011
Boston Generating LLC
Tranche B 1st Lien Term Loan
12-20-13	2.56	153,763		110,222
Covanta Energy
Letter of Credit
02-10-14	0.08	164,948		152,990
Covanta Energy
Term Loan
02-10-14	1.81-1.88	328,351		304,545
Dynegy Holdings
Letter of Credit
04-02-13	1.81	184,888		165,175
Energy Future Holdings
Tranche B2 Term Loan
10-10-14	3.81-3.82	494,661		353,063
FirstLight Power Resources
Synthetic Letter of Credit
11-01-13	0.48	5,707		5,079

	Coupon	Principal
Issuer	rate	amount	Value(a)
FisrtLight Power Resources
Tranche B 1st Lien Term Loan
11-01-13	3.13	44,293	39,421
NRG Energy
Credit Linked Deposit
02-01-13	0.50	160,950	151,207
NRG Energy
Term Loan
02-01-13	1.81-2.10	301,542	283,287
RRI Energy
Letter of Credit
06-30-14	0.29	50,000	44,350
TPF Generation Holdings LLC
1st Lien Synthetic Letter of Credit
12-15-13	0.50	61,739	57,991
TPF Generation Holdings LLC
1st Lien Term Loan
12-15-13	2.31	181,020	170,030
TPF Generation Holdings LLC
Synthetic Revolver Term Loan
12-15-11	0.50-2.10	19,354	18,179
USPF Holdings LLC
Term Loan
04-11-14	2.07	174,040	160,117

Total			2,618,354

Entertainment (0.5%)
24 Hour Fitness Worldwide
Tranche B Term Loan
06-08-12	2.81-3.67	98,473	76,809
AMC Entertainment
Term Loan
01-28-13	1.81	102,635	94,700
Hit Entertainment
2nd Lien Term Loan
02-26-13	6.51	200,000	62,000
Hit Entertainment
Term Loan
03-20-12	3.26	354,652	251,803
Regal Cinemas
Term Loan
10-27-13	4.35	688,129	668,916

Total			1,154,228

Food and Beverage (0.6%)
Birds Eye Foods
Tranche B Term Loan
03-22-13	2.06-2.35	164,925	156,679
Bolthouse Farms
1st Lien Term Loan
12-16-12	2.56	108,249	102,385
Constellation Brands
Tranche B Term Loan
06-05-13	1.81-1.88	617,467	586,081
Dean Foods
Tranche B Term Loan
04-02-14	1.69-1.98	452,131	425,455
Michael Foods
Tranche B Term Loan
05-01-14	6.50	100,000	100,625

Total			1,371,225

	Coupon	Principal
Issuer	rate	amount		Value(a)
Gaming (0.6%)
Ameristar Casinos
Term Loan
11-10-12	3.76	313,460		300,138
Cannery Casino Resorts LLC
1st Lien Delayed Draw Term Loan
05-16-14	2.57	301,704		259,466
Cannery Casino Resorts LLC
1st Lien Term Loan
05-17-13	2.57	364,942		313,849
Cannery Casino Resorts LLC
2nd Lien Term Loan
05-18-14	4.57	25,000		17,563
Fontainebleau Las Vegas LLC
Delayed Draw Term Loan
06-06-14	6.00	75,000		20,000
Fontainebleau Las Vegas LLC
Term Loan
06-06-14	4.32	150,000		40,001
Golden Nugget
2nd Lien Term Loan
12-31-14	3.56	50,000		19,000
Greektown Holdings LLC
Tranche B Term Loan
12-03-12	2.75	74,775	(b)	45,613
Green Valley Ranch Gaming LLC
2nd Lien Term Loan
08-16-14	3.88	300,000		35,001
Seminole Tribe of Florida
Tranche B1 Delayed Draw Term Loan
03-05-14	2.13	30,815		28,889
Seminole Tribe of Florida
Tranche B2 Delayed Draw Term Loan
03-05-14	2.13	111,009		104,071
Seminole Tribe of Florida
Tranche B3 Delayed Draw Term Loan
03-05-14	2.13	95,354		89,394
Venetian Casino Resort
Delayed Draw Term Loan
05-23-14	2.06	19,850		13,961
Venetian Casino Resort
Tranche B Term Loan
05-23-14	2.06	78,600		55,282
Wembly
Term Loan
07-18-11	2.50	262,900	(b,l)	118,305

Total				1,460,533

Gas Pipelines (0.1%)
Calumet Lubricants LP
Credit Linked Deposit
01-03-15	1.02-4.00	14,368		12,284

	Coupon	Principal
Issuer	rate	amount	Value(a)
Calumet Lubricants LP
Term Loan
01-03-15	4.85	107,230	91,682
Coffeyville Resources LLC
Letter of Credit
12-28-10	3.15-5.60	6,656	6,240
Coffeyville Resources LLC
Tranche D Term Loan
12-30-13	8.75	54,117	50,735

Total			160,941

Health Care (2.1%)
AGA Medical
Tranche B Term Loan
04-28-13	2.33-3.69	100,000	84,500
Biomet
Term Loan
03-25-15	3.31-3.61	248,112	231,583
Capella Healthcare
1st Lien Term Loan
02-28-15	5.75	123,438	116,031
Carestream Health
1st Lien Term Loan
04-30-13	2.31	538,333	478,578
Community Health Systems
Delayed Draw Term Loan
07-25-14	2.56	16,682	14,991
Community Health Systems
Term Loan
07-25-14	2.56-2.92	326,999	293,854
DaVita
Tranche B1 Term Loan
10-05-12	1.81-2.10	280,893	265,531
Emdeon Business Services LLC
1st Lien Term Loan
11-18-13	2.31-2.60	168,895	157,777
HCA
Tranche B1 Term Loan
11-18-13	2.85	433,549	391,117
Health Management Associates
Tranche B Term Loan
02-28-14	2.35	492,469	432,452
IASIS Healthcare LLC
Delayed Draw Term Loan
03-14-14	2.31	473,370	431,558
IASIS Healthcare LLC
Synthetic Letter of Credit
03-14-14	0.18-2.10	127,186	115,952
Inverness Medical
1st Lien Term Loan
06-26-14	2.31-4.25	49,125	45,830
Inverness Medical
2nd Lien Term Loan
06-26-15	4.56	500,000	456,000
Life Technologies
Tranche B Term Loan
11-23-15	5.25	149,250	149,807

	Coupon	Principal
Issuer	rate	amount		Value(a)
Natl Mentor Holdings
Letter of Credit
06-29-13	2.15	7,161		6,015
Natl Mentor Holdings
Tranche B Term Loan
06-29-13	2.60	116,340		97,726
Royalty Pharma Finance Trust
Tranche B Term Loan
04-16-13	2.85	517,012		493,426
Select Medical
Tranche B Term Loan
02-24-12	2.72-4.25	74,036		70,011
Stiefel Laboratories
Delayed Draw Term Loan
12-28-13	3.39	40,873		40,464
Stiefel Laboratories
Term Loan
12-28-13	3.39	53,438		52,903
Vanguard Health Systems
Term Loan
09-23-11	2.56	743,570		709,180

Total				5,135,286

Independent Energy (0.1%)
Riverside Energy Center
Term Loan
06-24-11	5.29	145,582		139,758
Rocky Mountain Energy Center LLC
Credit Linked Deposit
06-24-11	0.94-4.35	12,737		12,228
Rocky Mountain Energy Center LLC
Term Loan
06-24-11	5.29	66,681		64,014

Total				216,000

Media Cable (1.0%)
Cequel Communications LLC
Term Loan
11-05-13	2.32-4.25	246,222		224,832
CSC Holdings
Tranche B2 Term Loan
03-29-16	2.07	367,622		349,701
DirecTV Holdings LLC
Tranche B Term Loan
04-13-13	1.81	456,139		436,471
Discovery Communications Holding LLC
Tranche C Term Loan
05-14-14	5.25	274,313		273,854
Mediacom Communications
Tranche D2 Term Loan
01-31-15	2.05	358,632		330,838
NTL Telewest
Tranche B10 Term Loan
09-03-12	4.60	838,564	(c)	803,973
Telesat
Term Loan
10-31-14	3.31	98,558		91,577

Total				2,511,246

	Coupon	Principal
Issuer	rate	amount		Value(a)
Media Non Cable (1.8%)
Advanstar Communications
2nd Lien Term Loan
11-28-14	5.60	25,000		1,917
CanWest Mediaworks LP
Tranche D Term Loan
07-10-14	2.00	49,125	(b,c)	24,563
Cengage Learning Acquisitions
Term Loan
07-03-14	2.81	554,359		462,995
Citadel Broadcasting
Tranche B Term Loan
06-12-14	2.35-2.93	50,000		26,000
CMP Susquehanna
Term Loan
05-05-13	2.34-2.35	919		472
Cumulus Media
Term Loan
06-11-14	2.07-4.07	128,631		83,932
CW Media Holdings
Tranche B Term Loan
02-16-15	3.85-5.50	197,000	(c)	161,934
Deluxe Communications
Tranche A Credit Linked Deposit
05-11-13	0.50-2.35	13,924		11,139
Deluxe Communications
Tranche B Term Loan
05-11-13	2.56-2.85	250,740		200,592
Deluxe Communications
Tranche C Term Loan
05-11-13	2.85	24,564		19,651
GateHouse Media
Term Loan
08-28-14	2.58	700,000		167,125
Gray Television
Tranche B Term Loan
12-31-14	3.82	118,518		73,852
Intelsat Jackson Holdings
Term Loan
02-01-14	2.82-3.82	625,000		493,906
Intelsat
Tranche B2A Term Loan
01-03-14	2.82	163,350		149,924
Intelsat
Tranche B2B Term Loan
01-03-14	2.82	163,300		149,878
Intelsat
Tranche B2C Term Loan
01-03-14	2.82	163,300		149,878
Lodgenet Entertainment
Term Loan
04-04-14	2.31-4.25	278,364		232,899
MediaNews Group
Tranche C Term Loan
08-02-13	6.81	163,676		30,280

	Coupon	Principal
Issuer	rate	amount		Value(a)
Newsday LLC
Term Loan
08-01-13	6.63	25,000		25,000
Penton Media
1st Lien Term Loan
02-01-13	2.56-3.29	491,228		297,193
Penton Media
2nd Lien Term Loan
02-01-14	6.04	75,000		15,750
Quebecor Media
Tranche B Term Loan
TBD	TBD	200,000	(o,q)	184,000
01-17-13	3.13	244,318		224,773
Revolution Studios
Tranche B Term Loan
12-21-14	4.06	285,531		246,984
Spanish Broadcasting System
1st Lien Term Loan
06-10-12	2.35	372,897		208,823
Tribune Company
Tranche B Term Loan
06-04-14	5.25	98,750	(b)	33,267
Tribune Company
Tranche X Term Loan
06-04-09	2.75	17,067	(b)	5,722
Univision Communications
Term Loan
09-29-14	2.56	800,000		597,247
Zuffa LLC
Term Loan
06-19-15	2.38	24,500		20,764

Total				4,300,460

Metals (0.3%)
Aleris Intl
Debtor In Possession
Term Loan
TBD	TBD	65,237	(m,o,q,r)	60,235
02-12-10	13.00	43,492	(m)	40,158
Aleris Intl
Pay-in-Kind
Debtor In Posession
Term Loan
02-13-10	12.50	116,702	(k,m)	44,347
Aleris Intl
Tranche C1 Term Loan
12-19-13	4.25	141,867	(b)	46,131
Edgen Murray
2nd Lien Term Loan
05-11-15	6.92	25,000		14,375
Edgen Murray
Term Loan
05-12-14	3.07-3.67	49,126		39,300
Essar Steel Algoma
Term Loan
06-20-13	2.81	326,973	(c)	261,578
Mueller Group
Tranche B Term Loan
05-24-14	6.10-6.54	18,772		16,637

	Coupon	Principal
Issuer	rate	amount		Value(a)
Noranda Aluminum Acquisition
Tranche B Term Loan
05-18-14	2.32	18,448		12,421
Novelis
Term Loan
07-06-14	2.31-2.60	295,133	(c)	255,845

Total				791,027

Other Financial Institutions (0.3%)
Ameritrade Holding
Tranche B Term Loan
12-31-12	1.82	638,198		613,468
Asurion
1st Lien Term Loan
07-03-14	3.32-4.02	100,000		93,800

Total				707,268

Other Industry (0.1%)
Lender Processing Services
Tranche B Term Loan
07-01-14	2.81	279,974		273,325

Other Utility (—%)
BRSP LLC
1st Lien Term Loan
TBD	TBD	100,000	(o,q)	96,500

Packaging (0.4%)
BWay
Tranche B Term Loan
07-17-13	2.25-3.44	161,714		140,691
Graham Packaging LP
Tranche B Term Loan
10-07-11	2.56	35,528		33,640
Graham Packaging LP
Tranche C Term Loan
04-05-14	6.75	355,516		351,072
Graphic Packaging Intl
Incremental Term Loan
05-16-14	3.06-3.89	444,341		417,250

Total				942,653

Paper (0.4%)
Georgia-Pacific LLC
Tranche B Term Loan
12-20-12	2.31-2.65	440,584		414,575
Smurfit-Stone Container Enterprises
Term Loan
11-01-10	1.25	53,021		47,940
11-01-11	0.20-2.88	87,614		79,218
Smurfit-Stone Container Enterprises
Tranche B Term Loan
11-01-11	2.57	264,159		238,845
11-01-11	2.25	60,340		54,557
Smurfit-Stone Container Enterprises
Tranche C Term Loan
11-01-11	2.57	113,730		102,832

	Coupon	Principal
Issuer	rate	amount	Value(a)
Smurfit-Stone Container Enterprises
Tranche C1 Term Loan
11-01-11	2.57	34,386	31,091

Total			969,058

Pharmaceuticals (0.2%)
Catalent Pharma Solutions
Term Loan
04-10-14	2.56	671,006	560,847

Refining (0.1%)
Western Refining
Term Loan
05-30-14	8.25	134,732	128,923

Restaurants (0.2%)
Arby’s Restaurant Group
Term Loan
07-25-12	6.75	239,300	234,514
Buffets
1st Lien Term Loan
04-30-12	18.00	66,689	62,688
Buffets
2nd Lien Term Loan
05-01-13	19.12	113,103	39,586
Buffets
2nd Lien Letter of Credit
05-01-13	0.50-7.85	262,373	91,830
Dennys
Credit Linked Deposit
03-31-12	0.28-2.00	123,333	113,467

Total			542,085

Retailers (0.6%)
David’s Bridal
Term Loan
01-31-14	2.31-2.60	525,224	446,440
General Nutrition Centers
Term Loan
09-16-13	2.56-3.45	195,411	172,329
Gregg Appliances
Term Loan
07-25-13	2.31-2.32	22,313	18,519
Lone Star Steakhouse & Saloon
Term Loan
07-06-14	3.17	24,563	16,703
Pep Boys-Manny Moe & Jack
Term Loan
10-27-13	2.67	238,840	208,388
Rent-A-Center
Tranche B Term Loan
06-30-12	2.07-2.08	64,270	61,056
Rite Aid
Tranche 4 Term Loan
06-10-15	9.50	150,000	149,126

	Coupon	Principal
Issuer	rate	amount		Value(a)
Sally Holdings LLC
Tranche B Term Loan
11-16-13	2.56-2.93	141,885		132,307
Sports Authority
Term Loan
05-03-13	2.85	451,869		273,381

Total				1,478,249

Supermarkets (0.1%)
Supervalu
Tranche B Term Loan
06-02-12	1.56	152,939		144,591

Technology (0.3%)
Bearing Point
Letter of Credit
05-18-12	4.00-4.60	11,074	(b)	9,856
Bearing Point
Term Loan
05-18-12	3.81	16,260	(b)	14,472
Brocade Communications Systems
Term Loan
10-07-13	7.00	93,182		93,026
Freescale Semiconductor
Term Loan
11-29-13	2.06	291,214		211,130
Infor Enterprise Solutions Holdings
Delayed Draw Term Loan
07-30-12	4.06	86,322		70,460
Infor Enterprise Solutions Holdings
Term Loan
07-30-12	4.06	165,444		135,044
Metavante
Term Loan
11-01-14	2.78	74,063		71,841
Sabre
Term Loan
09-30-14	2.57-3.29	300,000		215,624
Verint Systems
Term Loan
05-25-14	3.57	23,304		19,576

Total				841,029

Textile (0.2%)
Hanesbrands
Tranche A 1st Lien Term Loan
09-05-12	5.59	144,977		143,527
Levi Strauss & Co
Term Loan
03-27-14	2.57	100,000		81,250
St. John Knits Intl
Term Loan
03-23-12	9.00	96,469		67,528
William Carter
Term Loan
07-14-12	1.81-2.54	274,193		260,484

Total				552,789

	Coupon	Principal
Issuer	rate	amount	Value(a)
Transportation Services (—%)
Hertz
Letter of Credit
12-21-12	0.61	110,430	101,181

Wireless (0.2%)
Crown Castle Operating
Tranche B Term Loan
03-06-14	1.81	52,705	49,023
Hawaiian Telecom Communications
Tranche C Term Loan
05-30-14	4.75	28,289	16,796
MetroPCS Wireless
Tranche B Term Loan
11-03-13	2.56-3.31	328,159	311,153
Ntelos
Tranche B1 Term Loan
08-24-11	2.56	139,960	136,025
PAETEC Holding
Incremental Term Loan
02-28-13	2.81	41,248	39,753

Total			552,750

Wirelines (0.4%)
Alaska Communications Systems Holdings
Term Loan
02-01-12	2.35	398,120	369,256
Iowa Telecommunications Services
Tranche B Term Loan
11-23-11	2.07-2.35	500,000	468,336
Time Warner Telecom Holdings
Tranche B Term Loan
01-07-13	2.31	222,979	209,879

Total			1,047,471

Total Senior Loans
(Cost:$40,392,784)			$35,321,321

Money Market Fund (2.7%)

	Shares	Value(a)
RiverSource Short-Term Cash Fund, 0.30%	6,506,620 (u)	$6,506,620
Total Money Market Fund
(Cost: $6,506,620)		$6,506,620

Investments of Cash Collateral Received for Securities on Loan (4.3%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	10,500,655	$10,500,655
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $10,500,655)		$10,500,655

Total Investments in Securities
(Cost: $254,476,811)(v)		$256,193,940

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	176	$20,831,251	Sept. 2009	$281,780
U.S. Treasury Note, 2-year	25	5,405,469	Oct. 2009	(825)
U.S. Treasury Note, 5-year	(157)	(18,010,844)	Oct. 2009	7,869
U.S. Treasury Note, 10-year	(138)	(16,044,657)	Sept. 2009	(92,458)

Total				$196,366

Forward Foreign Currency Contracts Open at June 30, 2009

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Aug. 3, 2009	880,000	1,456,180	$8,403	$—
	British Pound	U.S. Dollar

Aug. 3, 2009	1,725,000	2,424,522	4,496	—
	European Monetary Unit	U.S. Dollar

Aug. 3, 2009	1,053,000	971,510	1,968	—
	Swiss Franc	U.S. Dollar

Aug. 3, 2009	2,425,011	15,575,000	—	(4,801)
	U.S. Dollar	Norwegian Krone

Aug. 4, 2009	1,451,464	1,808,000	1,579	—
	U.S. Dollar	Australian Dollar

Aug. 4, 2009	971,528	1,124,000	—	(5,073)
	U.S. Dollar	Canadian Dollar

Total			$16,446	$(9,874)

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2009, the value of foreign securities represented 29.4% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $47,718,703 or 19.5% of net assets.

(e)	Adjustable rate security interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(j)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(k)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(l)	This position is in bankruptcy.

(m)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(n)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2009, was $75,000 representing 0.03% of net assets. Information concerning such security holdings at June 30, 2009, is as follows:

	Acquisition
Security	dates	Cost

Millenium Chemicals 2nd Lien Term Loan 6.35% 2014	10-23-08	$49,084
(o)	At June 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $3,252,344.

(p)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(q)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(r)	At June 30, 2009, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Unfunded
Borrower	commitment

Aleris Intl
Debtor In Possession	$63,782
Lyondell Chemical
Debtor in Possession	8,821

Total	$72,603

(s)	At June 30, 2009, security was partially or fully on loan.

(t)	At June 30, 2009, investments in securities included securities valued at $450,178 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(u)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2009.

(v)	At June 30, 2009, the cost of securities for federal income tax purposes was approximately $254,477,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,946,000
Unrealized depreciation	(10,229,000)

Net unrealized appreciation	$1,717,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements-Valuation of securities, in the most recent Semiannual Report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks
Restaurants	$—	$973	$—	$973
Other	2 (a)	—	—	2

Total Equity Securities	2	973	—	975

Bonds
U.S. Government Obligations & Agencies	3,409,105	5,101,085	—	8,510,190
Foreign Government Obligations & Agencies	550,800	52,388,571	979,398	53,918,769
Corporate Debt Securities	—	122,966,565	171,260	123,137,825
Residential Mortgage-Backed Securities	—	12,683,772	—	12,683,772
Commercial Mortgage-Backed Securities	—	5,613,814	—	5,613,814

Total Bonds	3,959,905	198,753,807	1,150,658	203,864,370

Other
Senior Loans	—	35,321,320	—	35,321,320
Affiliated Money Market Fund	6,506,620 (b)	—	—	6,506,620
Investments of Cash Collateral Received for Securities on Loan	10,500,655	—	—	10,500,655

Total Other	17,007,275	35,321,320	—	52,328,595

Investments in Securities	20,967,182	234,076,100	1,150,658	256,193,940
Other Financial Instruments	198,623 (c)	6,572 (c)	—	205,195

Total	$21,165,805	$234,082,672	$1,150,658	$256,399,135

(a)	All other industry classifications are identified in the Portfolio of Investments.

(b)	Money Market Fund that is a sweep investment for cash balances in the Fund at June 30, 2009.

(c)	Other financial instruments are derivative instruments, such as futures and forwards which are valued at the unrealized appreciation (depreciation) on the instrument.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

				Residential	Commercial
	Foreign Government	Corporate Debt	Asset-Backed	Mortgage-Backed	Mortgage-Backed	Other financial
	Obligations & Agencies	Securities	Securities	Securities	Securities	Instruments	Total

Balance as of Sept. 30, 2008	$456,422	$155,380	$1,327,095	$1,139,201	$201,116	$80,044	$3,359,258
Accrued discounts/premiums	6,262	(842)	858	—	—	—	6,278
Realized gain (loss)	4,152	—	—	(385,988)	283	459,892	78,339
Change in unrealized appreciation (depreciation)	40,168	16,722	(829,353)	209,254	72,333	(80,044)	(570,920)
Net purchases (sales)	744,240	—	(498,600)	(661,491)	(273,732)	(459,892)	(1,149,475)
Transfers in and/or out of Level 3	(271,846)	—	—	(300,976)	—	—	(572,822)

Balance as of June 30, 2009	$979,398	$171,260	$—	$—	$—	$—	$1,150,658

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Strategic Allocation Series, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date August 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date August 28, 2009

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date August 28, 2009